  Nationwide(R) VLI
 Separate Account-4
    June 30, 2001






           [STAR GRAPHIC]   THE BEST OF AMERICA(R)
                        America's FUTURE Life Series(SM)




                                      2001

                               Semi-Annual Report


--------------------------------------------------------------------------------

                                                      [NATIONWIDE LOGO]

                                              Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

                                [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                          [PHOTO OF JOSEPH J. GASPER]



                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VLI Separate Account-4.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.




                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 40. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

                       NATIONWIDE VLI SEPARATE ACCOUNT- 4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 2001
                                  (UNAUDITED)

Assets:

  Investments at fair value:

    American Century Variable Portfolios, Inc. -
    American Century VP Income & Growth (ACVPIncGr)
     5,267,177 shares (cost $37,951,617) ...................................   $  35,711,462

    American Century Variable Portfolios, Inc. -
    American Century VP International (ACVPInt)
     6,375,342 shares (cost $53,903,733) ...................................      47,368,792

    American Century Variable Portfolios, Inc. -
    American Century VP Value (ACVPValue)
     2,315,805 shares (cost $15,399,754) ...................................      16,372,743

    Credit Suisse Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio (WPGIPVenCp)
     87,258 shares (cost $1,478,284) .......................................         955,475

    Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio (WPIntEq)
     208,421 shares (cost $1,924,837) ......................................       1,879,957

    Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)
     217,912 shares (cost $2,744,410) ......................................       2,856,833

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
     663,356 shares (cost $23,135,492) .....................................      19,635,351

    Dreyfus Stock Index Fund (DryStklx)
     7,953,404 shares (cost $279,660,732) ..................................     250,532,226

    Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
     146,541 shares (cost $1,884,424) ......................................       1,745,301

    Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)
     1,018,303 shares (cost $13,533,273) ...................................      13,848,923

    Dreyfus Variable Investment Fund - Appreciation Portfolio (DryVApp)
     1,017,645 shares (cost $38,324,884) ...................................      37,113,523

    Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd2)
     6,472,324 shares (cost $66,977,084) ...................................      70,030,550

    Federated NSAT - Equity Income Fund (NSATEqInc)
     375,310 shares (cost $4,558,970) ......................................       4,079,615

    Federated NSAT - High Income Bond Fund (NSATHIncBd)
     2,088,175 shares (cost $17,613,692) ...................................      16,016,300

    Fidelity Variable Insurance Products Fund -
    Equity-Income Portfolio: Service Class (FidVEqInS)
     1,962,935 shares (cost $46,587,469) ...................................      46,423,402

    Fidelity Variable Insurance Products Fund - Growth Portfolio (FidVGrS)
     2,768,600 shares (cost $122,994,523) ..................................     101,773,726

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT- 4
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Fidelity Variable Insurance Products Fund -
    High Income Portfolio (FidVHilnS)
     2,807,944 shares (cost $23,427,458) ...................................      18,869,381

    Fidelity Variable Insurance Products Fund -
    Overseas Portfolio (FidVOvSeS)
     1,857,657 shares (cost $32,448,410) ...................................      28,886,560

    Fidelity Variable Insurance Products Fund II -
    Contrafund Portfolio (FidVConS)
     2,615,996 shares (cost $59,862,518) ...................................      53,889,527

    Fidelity Variable Insurance Products Fund III -
    Growth Opportunities Portfolio (FidVGrOpS)
     973,502 shares (cost $18,605,695) .....................................      15,683,114

    Gartmore NSAT - Emerging Markets Fund (NSATEmmMGM)
     49,825 shares (cost $384,941) .........................................         379,666

    Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
     185,749 shares (cost $1,145,986) ......................................         967,753

    Gartmore NSAT - International Growth Fund (NSATIntGGM)
     20,234 shares (cost $150,611) .........................................         140,018

    J.P. Morgan NSAT - Balanced Fund (NSATBal)
     1,158,167 shares (cost $11,627,180) ...................................      11,245,805

    Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
     1,395,396 shares (cost $36,222,495) ...................................      31,787,114

    Janus Aspen Series - Global Technology Portfolio (JanAGITchS)
     3,326,132 shares (cost $22,339,308) ...................................      16,031,955

    Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
     1,213,682 shares (cost $33,526,746) ...................................      31,240,181

    MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)
     3,927,472 shares (cost $36,667,960) ...................................      35,661,443

    Nationwide Separate Account Trust -
    Capital Appreciation Fund (NSATCapAp)
     1,464,747 shares (cost $29,061,413) ...................................      16,917,827

    Nationwide Separate Account Trust - Global 50 Fund (NSATGlob50)
     3,166,499 shares (cost $38,491,799) ...................................      31,253,343

    Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
     7,613,676 shares (cost $86,258,046) ...................................      87,024,319

    Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
     279,765,728 shares (cost $279,765,728) ................................     279,765,728

    Nationwide Separate Account Trust - Small Cap Growth Fund (NSATSmCapG)
     692,825 shares (cost $10,017,231) .....................................      10,683,367

    Nationwide Separate Account Trust - Small Cap Value Fund (NSATSmCapV)
     2,874,503 shares (cost $30,401,765) ...................................      32,769,337

    Nationwide Separate Account Trust - Small Company Fund (NSATSmCo)
     2,828,064 shares (cost $59,995,767) ...................................      55,741,137

    Nationwide Separate Account Trust - Strategic Value Fund (NSATStrVal)
     212,679 shares (cost $2,123,250) ......................................       2,118,281

    Nationwide Separate Account Trust - Total Return Fund (NSATTotRtn)
     9,059,601 shares (cost $111,780,075) ..................................      96,756,535

    Neuberger Berman Advisers Management Trust -
    Guardian Portfolio (NBAMTGuard)
     605,103 shares (cost $9,472,174) ......................................       9,137,056

    Neuberger Berman Advisers Management Trust -
    Mid-Cap Growth Portfolio (NBAMTMCGr)
     2,343,436 shares (cost $46,956,728) ...................................      45,626,707

    Neuberger Berman Advisers Management Trust -
    Partners Portfolio (NBAMTPart)
     713,783 shares (cost $11,494,847) .....................................      11,020,817

    Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
     1,392,707 shares (cost $93,693,883) ...................................      60,234,587

    Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
     1,773,890 shares (cost $80,646,614) ...................................      70,600,806

    Oppenheimer Global Securities Fund/VA (OppGISecVA)
     508,762 shares (cost $11,866,308) .....................................      12,103,439

    Oppenheimer Main Street Growth & Income Fund/VA (OppMGrlnVA)
     1,230,121 shares (cost $26,809,153) ...................................      24,454,806

    Strong Opportunity Fund II, Inc. (StOpp2)
     623,854 shares (cost $14,922,533) .....................................      14,941,295

    Strong NSAT - Mid Cap Growth Fund (NSATStrGro)
     2,044,953 shares (cost $33,425,292) ...................................      29,324,619

    Turner NSAT - Growth Focus Fund (NSATGFocTU)
     52,953 shares (cost $247,856) .........................................         230,344

    The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio (MSUEmMkt)
     276,193 shares (cost $1,945,150) ......................................       1,999,638

    The Universal Institutional Funds, Inc. -
    Mid Cap Growth Portfolio (MSUMCapGr)
     185,855 shares (cost $1,909,207) ......................................       1,899,435

    The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio (MSUUSRealE)
     856,780 shares (cost $9,893,824) ......................................      10,658,349

    Van Eck Worldwide Insurance Trust -
    Worldwide Emerging Markets Fund (VEWwEmgMkt)
     577,187 shares (cost $4,964,189) ......................................       4,750,250

    Van Eck Worldwide Insurance Trust -
    Worldwide Hard Assets Fund (VEWwHrdAst)
     164,192 shares (cost $1,934,068) ......................................       1,893,137
                                                                               -------------
          Total investments ................................................   1,823,031,855

Accounts receivable ........................................................         129,606
                                                                               -------------
          Total assets .....................................................   1,823,161,461

Accounts payable ...........................................................              --
                                                                               -------------
Contract owners' equity (note 7) ...........................................  $1,823,161,461
                                                                               =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                      Total                                  ACVPIncGr
                                                   ----------------------------------------    ---------------------------------
                                                     2001            2000           1999         2001         2000        1999
                                                   -----------    -----------    ----------    ---------    ---------    -------
Investment activity:
  Reinvested dividends .......................   $  19,809,242      9,432,275     2,559,662      269,901       89,434        345
   Mortality and expense risk charges (note 3)      (2,997,833)      (610,755)      (93,868)     (62,777)     (15,039)      (451)
                                                   -----------    -----------    ----------    ---------    ---------    -------
   Net investment income .....................      16,811,409      8,821,520     2,465,794      207,124       74,395       (106)
                                                   -----------    -----------    ----------    ---------    ---------    -------

  Proceeds from mutual funds shares sold .....     578,813,874    251,035,204    44,164,640    6,095,750    1,411,226    314,418
  Cost of mutual fund shares sold ............    (666,514,668)  (235,806,554)  (43,669,232)  (6,598,195)  (1,394,799)  (259,983)
                                                   -----------    -----------    ----------    ---------    ---------    -------
   Realized gain (loss) on investments .......     (87,700,794)    15,228,650       495,408     (502,445)      16,427     54,435
  Change in unrealized gain (loss)
   on investments ............................     (49,919,090)   (25,741,208)   11,542,778     (780,440)    (517,517)   194,869
                                                   -----------    -----------    ----------    ---------    ---------    -------
   Net gain (loss) on investments ............    (137,619,884)   (10,512,558)   12,038,186   (1,282,885)    (501,090)   249,304
                                                   -----------    -----------    ----------    ---------    ---------    -------
  Reinvested capital gains ...................      30,392,507     16,889,979     1,619,136           --           --         --
                                                   -----------    -----------    ----------    ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations .........   $ (90,415,968)    15,198,941    16,123,116   (1,075,761)    (426,695)   249,198
                                                   ===========    ===========    ==========    =========    =========    =======

                                                                 ACVPInt
                                                   ----------------------------------
                                                      2001         2000        1999
                                                   ----------    ---------    -------
Investment activity:
  Reinvested dividends .......................         36,851       29,817         --
   Mortality and expense risk charges (note 3)        (84,231)     (15,957)      (328)
                                                   ----------    ---------    -------
   Net investment income .....................        (47,380)      13,860       (328)
                                                   ----------    ---------    -------

  Proceeds from mutual funds shares sold .....     29,738,545    5,786,603    159,686
  Cost of mutual fund shares sold ............    (43,133,656)  (3,784,053)  (166,796)
                                                   ----------    ---------    -------
   Realized gain (loss) on investments .......    (13,395,111)   2,002,550     (7,110)
  Change in unrealized gain (loss)
   on investments ............................       (697,126)  (4,821,209)   272,790
                                                   ----------    ---------    -------
   Net gain (loss) on investments ............    (14,092,237)  (2,818,659)   265,680
                                                   ----------    ---------    -------
  Reinvested capital gains ...................      4,068,852      445,799         --
                                                   ----------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations .........    (10,070,765)  (2,359,000)   265,352
                                                   ==========    =========    =======


                                                                  ACVPValue                        WPGIPVenCp
                                                   ----------------------------------   ------------------------------
                                                      2001          2000       1999       2001       2000        1999
                                                   ----------   ----------   --------   --------   --------    -------
Investment activity:
  Reinvested dividends ........................  $    109,166       29,260      9,053         --         --         --
  Mortality and expense risk charges (note 3) .       (21,191)        (901)      (249)    (2,450)      (477)       (39)
                                                    ---------    ---------    -------    -------    -------    -------
   Net investment income ......................        87,975       28,359      8,804     (2,450)      (477)       (39)
                                                    ---------    ---------    -------    -------    -------    -------

  Proceeds from mutual funds shares sold ......     3,185,080    2,926,834    295,226    286,238    527,734    100,937
  Cost of mutual fund shares sold .............    (2,666,251)  (3,136,420)  (284,769)  (453,842)  (326,599)   (77,660)
                                                    ---------    ---------    -------    -------    -------    -------
   Realized gain (loss) on investments ........       518,829     (209,586)    10,457   (167,604)   201,135     23,277
  Change in unrealized gain (loss)
   on investments .............................       221,456       44,924     32,019    (44,565)  (165,651)    13,920
                                                    ---------    ---------    -------    -------    -------    -------
   Net gain (loss) on investments .............       740,285     (164,662)    42,476   (212,169)    35,484     37,197
                                                    ---------    ---------    -------    -------    -------    -------
  Reinvested capital gains ....................            --       74,870     85,768         --         --         --
                                                    ---------    ---------    -------    -------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   $   828,260      (61,433)   137,048   (214,619)    35,007     37,158
                                                    =========    =========    =======    =======    =======    =======

                                                               WPIntEq
                                                  --------------------------------
                                                      2001       2000       1999
                                                  ----------   --------   --------
Investment activity:
  Reinvested dividends ........................           --         --         --
  Mortality and expense risk charges (note 3) .       (4,454)      (599)        (9)
                                                   ---------   --------    -------
   Net investment income ......................       (4,454)      (599)        (9)
                                                   ---------   --------    -------

  Proceeds from mutual funds shares sold ......    3,197,781    455,376    244,373
  Cost of mutual fund shares sold .............   (4,146,001)  (306,411)  (226,385)
                                                   ---------    -------    -------
   Realized gain (loss) on investments ........     (948,220)   148,965     17,988
  Change in unrealized gain (loss)
   on investments .............................      638,235   (360,838)    53,595
                                                   ---------    -------    -------
   Net gain (loss) on investments .............     (309,985)  (211,873)    71,583
                                                   ---------    -------    -------
  Reinvested capital gains ....................           --         --         --
                                                   ---------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........     (314,439)  (212,472)    71,574
                                                   =========    =======    =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 WPValue                             DrySRGr
                                                   --------------------------------------------------------------------
                                                     2001         2000        1999        2001        2000       1999
                                                   ---------    ---------    -------    ---------    -------    -------
Investment activity:
  Reinvested dividends ........................  $        --           --         --        2,812      1,657         --
  Mortality and expense risk charges (note 3) .       (5,873)      (1,072)      (483)     (44,023)    (1,993)       (99)
                                                   ---------    ---------    -------    ---------    -------    -------
   Net investment income ......................       (5,873)      (1,072)      (483)     (41,211)      (336)       (99)
                                                   ---------    ---------    -------    ---------    -------    -------

  Proceeds from mutual funds shares sold ......    1,058,737    1,158,983    302,385    5,680,017    628,180    120,939
  Cost of mutual fund shares sold .............     (997,854)  (1,144,542)  (315,649)  (6,276,248)  (468,376)  (108,188)
                                                   ---------    ---------    -------    ---------    -------    -------
   Realized gain (loss) on investments ........       60,883       14,441    (13,264)    (596,231)   159,804     12,751
  Change in unrealized gain (loss)
   on investments .............................       20,896      (15,349)   101,373   (2,117,573)   247,896    279,024
                                                   ---------    ---------    -------    ---------    -------    -------
   Net gain (loss) on investments .............       81,779         (908)    88,109   (2,713,804)   407,700    291,775
                                                   ---------    ---------    -------    ---------    -------    -------
  Reinvested capital gains ....................           --           --         --           --         --         --
                                                   ---------    ---------    -------    ---------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $    75,906       (1,980)    87,626   (2,755,015)   407,364    291,676
                                                   =========    =========    =======    =========    =======    =======

                                                                  DryStkIx
                                                   -------------------------------------
                                                      2001          2000          1999
                                                   ----------    ----------      -------
Investment activity:
  Reinvested dividends ........................     1,255,043       771,912      189,209
  Mortality and expense risk charges (note 3) .      (438,004)     (128,829)     (11,188)
                                                   ----------    ----------    ---------
   Net investment income ......................       817,039       643,083      178,021
                                                   ----------    ----------    ---------

  Proceeds from mutual funds shares sold ......    35,169,843    10,608,231      291,895
  Cost of mutual fund shares sold .............   (38,772,112)   (8,027,040)    (262,192)
                                                   ----------    ----------    ---------
   Realized gain (loss) on investments ........    (3,602,269)    2,581,191       29,703
  Change in unrealized gain (loss)
   on investments .............................   (13,802,186)   (3,016,509)   2,927,568
                                                   ----------    ----------    ---------
   Net gain (loss) on investments .............   (17,404,455)     (435,318)   2,957,271
                                                   ----------    ----------    ---------
  Reinvested capital gains ....................        43,790       168,748      117,757
                                                   ----------    ----------    ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (16,543,626)      376,513    3,253,049
                                                   ==========    ==========    =========

                                                                DryEuroEq                         NSATMidCap
                                                  ----------------------------------   ------------------------------
                                                     2001         2000        1999       2001        2000       1999
                                                  ----------    ---------    -------   ---------    -------    ------
Investment activity:
  Reinvested dividends .......................  $      1,885           --         --      31,176      5,472       805
  Mortality and expense risk charges (note 3)         (4,042)        (282)        --     (18,737)      (560)       (9)
                                                  ----------    ---------    -------   ---------    -------    ------
   Net investment income .....................        (2,157)        (282)        --      12,439      4,912       796
                                                  ----------    ---------    -------   ---------    -------    ------

  Proceeds from mutual funds shares sold .....    12,356,838    2,289,522         --   4,475,619    417,025    44,295
  Cost of mutual fund shares sold ............   (12,603,639)  (2,289,687)        --  (4,700,408)  (328,737)  (41,898)
                                                  ----------    ---------    -------   ---------    -------    ------
   Realized gain (loss) on investments .......      (246,801)        (165)        --    (224,789)    88,288     2,397
  Change in unrealized gain (loss)
   on investments ............................      (175,393)     (23,409)        --     571,385       (217)   38,426
                                                  ----------    ---------    -------   ---------    -------    ------
   Net gain (loss) on investments ............      (422,194)     (23,574)        --     346,596     88,071    40,823
                                                  ----------    ---------    -------   ---------    -------    ------
 Reinvested capital gains ....................            --       23,556         --          --         --        --
                                                  ----------    ---------    -------   ---------    -------    ------
   Net increase (decrease) in contract owners'
    equity resulting from operations .........  $   (424,351)        (300)        --     359,035     92,983    41,619
                                                  ==========    =========    =======   =========    =======    ======

                                                                DryVApp
                                                  ----------------------------------
                                                     2001         2000         1999
                                                  ----------    ---------    -------
Investment activity:
  Reinvested dividends .......................         5,120        1,274        266
  Mortality and expense risk charges (note 3)        (64,035)     (27,403)    (4,053)
                                                  ----------    ---------    -------
   Net investment income .....................       (58,915)     (26,129)    (3,787)
                                                  ----------    ---------    -------

  Proceeds from mutual funds shares sold .....    15,595,606    2,447,416    176,810
  Cost of mutual fund shares sold ............   (15,983,733)  (2,312,847)  (156,849)
                                                  ----------    ---------    -------
   Realized gain (loss) on investments .......      (388,127)     134,569     19,961
  Change in unrealized gain (loss)
   on investments ............................      (909,033)     745,226    389,360
                                                  ----------    ---------    -------
   Net gain (loss) on investments ............    (1,297,160)     879,795    409,321
                                                  ----------    ---------    -------
 Reinvested capital gains ....................            --           --         --
                                                  ----------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations .........    (1,356,075)     853,666    405,534
                                                   =========    =========    =======


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               FedQualBd2                        NSATEqInc
                                                   ---------------------------------   ----------------------------
                                                     2001         2000        1999      2001       2000       1999
                                                   ---------    ---------    -------   -------    -------    ------
Investment activity:
  Reinvested dividends ........................  $ 1,455,876      284,124         --    23,342      4,901       831
  Mortality and expense risk charges (note 3) .      (51,854)     (13,377)        --    (6,581)      (185)      (52)
                                                   ---------    ---------    -------   -------    -------    ------
   Net investment income ......................    1,404,022      270,747         --    16,761      4,716       779
                                                   ---------    ---------    -------   -------    -------    ------

  Proceeds from mutual funds shares sold ......    4,072,977    2,971,626         --   149,367    190,358    40,779
  Cost of mutual fund shares sold .............   (3,634,225)  (2,938,819)        --  (183,999)  (156,451)  (36,588)
                                                   ---------    ---------    -------   -------    -------    ------
   Realized gain (loss) on investments ........      438,752       32,807         --   (34,632)    33,907     4,191
  Change in unrealized gain (loss)
   on investments .............................       37,655      607,373         --  (243,517)   (12,135)   26,837
                                                   ---------    ---------    -------   -------    -------    ------
   Net gain (loss) on investments .............      476,407      640,180         --  (278,149)    21,772    31,028
                                                   ---------    ---------    -------   -------    -------    ------
  Reinvested capital gains ....................      147,643           --         --        --         --       202
                                                   ---------    ---------    -------   -------    -------    ------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ 2,028,072      910,927         --  (261,388)    26,488    32,009
                                                   =========    =========    =======   =======    =======    ======

                                                                NSATHIncBd
                                                   ---------------------------------
                                                     2001         2000        1999
                                                   ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................      743,956      467,413     51,377
  Mortality and expense risk charges (note 3) .      (13,638)      (4,264)      (367)
                                                   ---------    ---------    -------
   Net investment income ......................      730,318      463,149     51,011
                                                   ---------    ---------    -------

  Proceeds from mutual funds shares sold ......    3,459,379    1,989,700    233,450
  Cost of mutual fund shares sold .............   (4,020,708)  (2,166,364)  (232,403)
                                                   ---------    ---------    -------
   Realized gain (loss) on investments ........     (561,329)    (176,664)     1,047
  Change in unrealized gain (loss)
   on investments .............................      123,282     (422,277)   (26,063)
                                                   ---------    ---------    -------
   Net gain (loss) on investments .............     (438,047)    (598,941)   (25,016)
                                                   ---------    ---------    -------
  Reinvested capital gains ....................           --           --        645
                                                   ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........      292,271     (135,792)    26,640
                                                   =========    =========    =======

                                                                FidVEqInS                                FidVGrS
                                                   -----------------------------------     -----------------------------------
                                                     2001         2000         1999          2001         2000         1999
                                                   ---------    ---------    ---------     ---------    ---------    ---------
Investment activity:
  Reinvested dividends ........................  $   468,833      275,597       97,065            --       46,538        8,639
  Mortality and expense risk charges (note 3) .      (76,913)      (4,713)        (880)     (198,846)     (43,465)      (1,047)
                                                   ---------    ---------    ---------     ---------    ---------    ---------
   Net investment income ......................      391,920      270,884       96,185      (198,846)       3,073        7,592
                                                   ---------    ---------    ---------     ---------    ---------    ---------

  Proceeds from mutual funds shares sold ......    1,944,821    3,837,286      538,948    24,977,360    3,558,623      549,969
  Cost of mutual fund shares sold .............   (2,151,108)  (3,966,529)    (515,249)  (32,192,865)  (2,889,389)    (491,307)
                                                   ---------    ---------    ---------     ---------    ---------    ---------
   Realized gain (loss) on investments ........     (206,287)    (129,243)      23,699    (7,215,505)     669,234       58,662
  Change in unrealized gain (loss)
   on investments .............................   (1,806,580)  (1,557,513)     671,783    (8,486,185)  (3,155,891)     396,062
                                                   ---------    ---------    ---------     ---------    ---------    ---------
   Net gain (loss) on investments .............   (2,012,867)  (1,686,756)     695,482   (15,701,690)  (2,486,657)     454,724
                                                   ---------    ---------    ---------     ---------    ---------    ---------
  Reinvested capital gains ....................    1,383,058    1,063,019      214,564     6,737,804    5,556,689      543,154
                                                   ---------    ---------    ---------     ---------    ---------    ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $  (237,889)    (352,853)   1,006,231    (9,162,732)   3,073,105    1,005,470
                                                   =========    =========    =========     =========    =========    =========

                                                                 FidVHiInS
                                                    ---------------------------------
                                                      2001         2000        1999
                                                    ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................     1,975,681      711,532    364,862
  Mortality and expense risk charges (note 3) .       (30,623)      (9,924)       (45)
                                                    ---------    ---------    -------
   Net investment income ......................     1,945,058      701,608    364,817
                                                    ---------    ---------    -------

  Proceeds from mutual funds shares sold ......     6,089,884    1,661,700    363,495
  Cost of mutual fund shares sold .............    (8,715,349)  (1,763,880)  (409,632)
                                                    ---------    ---------    -------
   Realized gain (loss) on investments ........    (2,625,465)    (102,180)   (46,137)
  Change in unrealized gain (loss)
   on investments .............................    (1,056,577)  (1,338,470)   (20,396)
                                                    ---------    ---------    -------
   Net gain (loss) on investments .............    (3,682,042)  (1,440,650)   (66,533)
                                                    ---------    ---------    -------
  Reinvested capital gains ....................            --           --     13,640
                                                    ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    (1,736,984)    (739,042)   311,924
                                                    =========    =========    =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 FidVOvSeS                               FidVConS
                                                  -------------------------------------    ----------------------------------
                                                     2001          2000         1999          2001         2000        1999
                                                  ----------     ---------    ---------    ----------    ---------    -------
Investment activity:
  Reinvested dividends .......................  $  1,225,302       217,766       21,110       307,645       93,712     26,713
  Mortality and expense risk charges (note 3)        (54,601)      (21,839)      (3,330)     (108,332)     (10,634)      (281)
                                                  ----------     ---------    ---------    ----------    ---------    -------
   Net investment income .....................     1,170,701       195,927       17,780       199,313       83,078     26,432
                                                  ----------     ---------    ---------    ----------    ---------    -------

  Proceeds from mutual funds shares sold .....    15,180,022    12,769,255    1,996,357    16,324,321      949,908    387,570
  Cost of mutual fund shares sold ............   (20,682,866)  (12,774,643)  (1,902,122)  (20,421,742)    (711,239)  (340,408)
                                                  ----------     ---------    ---------    ----------    ---------    -------
   Realized gain (loss) on investments .......    (5,502,844)       (5,388)      94,235    (4,097,421)     238,669     47,162
  Change in unrealized gain (loss)
   on investments ............................      (999,893)   (2,371,398)     215,378    (2,700,827)  (4,058,941)   538,717
                                                  ----------     ---------    ---------    ----------    ---------    -------
   Net gain (loss) on investments ............    (6,502,737)   (2,376,786)     309,613    (6,798,248)  (3,820,272)   585,879
                                                  ----------     ---------    ---------    ----------    ---------    -------
  Reinvested capital gains ...................     1,957,820     1,409,432       34,048     1,230,579    3,401,735    195,897
                                                  ----------     ---------    ---------    ----------    ---------    -------
   Net increase (decrease) in contract owners'
   equity resulting from operations ..........  $ (3,374,216)     (771,427)     361,441    (5,368,356)    (335,459)   808,208
                                                  ==========     =========    =========    ==========    =========    =======

                                                               FidVGrOpS
                                                   ---------------------------------
                                                     2001         2000        1999
                                                   ---------    ---------    -------
Investment activity:
  Reinvested dividends .......................        33,972      125,878     28,246
  Mortality and expense risk charges (note 3)        (32,567)      (4,248)      (309)
                                                   ---------    ---------    -------
   Net investment income .....................         1,405      121,630     27,937
                                                   ---------    ---------    -------

  Proceeds from mutual funds shares sold .....     2,576,313    1,196,438    148,702
  Cost of mutual fund shares sold ............    (3,739,539)  (1,149,693)  (138,969)
                                                   ---------    ---------    -------
   Realized gain (loss) on investments .......    (1,163,226)      46,745      9,733
  Change in unrealized gain (loss)
   on investments ............................       (96,696)  (1,175,929)   237,759
                                                   ---------    ---------    -------
   Net gain (loss) on investments ............    (1,259,922)  (1,129,184)   247,492
                                                   ---------    ---------    -------
  Reinvested capital gains ...................            --      662,022     55,207
                                                   ---------    ---------    -------
   Net increase (decrease) in contract owners'
   equity resulting from operations ..........    (1,258,517)    (345,532)   330,636
                                                   =========    =========    =======

                                                              NSATEmmMGM                       NSATGTecGM
                                                   ------------------------------   ------------------------------
                                                     2001        2000      1999       2001        2000      1999
                                                   ---------   --------  --------   ---------   --------  --------
Investment activity:
  Reinvested dividends ........................  $       818         --        --         403         --        --
  Mortality and expense risk charges (note 3) .         (677)        --        --        (309)        --        --
                                                   ---------   --------  --------   ---------   --------  --------
   Net investment income ......................          141         --        --          94         --        --
                                                   ---------   --------  --------   ---------   --------  --------

  Proceeds from mutual funds shares sold ......    2,184,351         --        --   1,408,709         --        --
  Cost of mutual fund shares sold .............   (2,195,060)        --        --  (1,422,081)        --        --
                                                   ---------   --------  --------   ---------   --------  --------
   Realized gain (loss) on investments ........      (10,709)        --        --     (13,372)        --        --
  Change in unrealized gain (loss)
   on investments .............................       (5,611)        --        --     (10,854)        --        --
                                                   ---------   --------  --------   ---------   --------  --------
   Net gain (loss) on investments .............      (16,320)        --        --     (24,226)        --        --
                                                   ---------   --------  --------   ---------   --------  --------
  Reinvested capital gains ....................           --         --        --          --         --        --
                                                   ---------   --------  --------   ---------   --------  --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $   (16,179)        --        --     (24,132)        --        --
                                                   =========   ========  ========   =========   ========  ========

                                                             NSATIntGGM
                                                    ----------------------------
                                                     2001       2000      1999
                                                    -------   --------  --------
Investment activity:
  Reinvested dividends ........................          --         --        --
  Mortality and expense risk charges (note 3) .      (1,507)        --        --
                                                    -------   --------  --------
   Net investment income ......................      (1,507)        --        --
                                                    -------   --------  --------

  Proceeds from mutual funds shares sold ......     185,523         --        --
  Cost of mutual fund shares sold .............    (388,570)        --        --
                                                    -------   --------  --------
   Realized gain (loss) on investments ........    (203,047)        --        --
  Change in unrealized gain (loss)
   on investments .............................      17,725         --        --
                                                    -------   --------  --------
   Net gain (loss) on investments .............    (185,322)        --        --
                                                    -------   --------  --------
  Reinvested capital gains ....................          --         --        --
                                                    -------   --------  --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    (186,829)        --        --
                                                    =======   ========  ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               NSATBal                           JanACapApS
                                                   -------------------------------    ------------------------------
                                                    2001        2000        1999         2001        2000      1999
                                                   -------    ---------    -------    ----------    -------   ------
Investment activity:
  Reinvested dividends ........................  $ 111,078       91,156     25,497       205,418      3,832       --
  Mortality and expense risk charges (note 3) .    (16,751)      (2,351)      (271)      (56,460)      (428)      --
                                                   -------    ---------    -------    ----------    -------   ------
   Net investment income ......................     94,327       88,805     25,226       148,958      3,404       --
                                                   -------    ---------    -------    ----------    -------   ------

  Proceeds from mutual funds shares sold ......    825,477    3,826,706    100,061     8,616,073    168,690       --
  Cost of mutual fund shares sold .............   (870,512)  (3,773,344)   (95,076)  (11,401,149)  (168,094)      --
                                                   -------    ---------    -------    ----------    -------   ------
   Realized gain (loss) on investments ........    (45,035)      53,362      4,985    (2,785,076)       596       --
  Change in unrealized gain (loss)
   on investments .............................   (129,490)      43,492     51,109    (1,033,899)  (483,525)      --
                                                   -------    ---------    -------    ----------    -------   ------
   Net gain (loss) on investments .............   (174,525)      96,854     56,094    (3,818,975)  (482,929)      --
                                                   -------    ---------    -------    ----------    -------   ------
  Reinvested capital gains ....................         --           --         24            --         --       --
                                                   -------    ---------    -------    ----------    -------   ------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ (80,198)     185,659     81,344    (3,670,017)  (479,525)      --
                                                   ========    =========   =======    ==========    =======  ======

                                                             JanAGITchS
                                                   -----------------------------
                                                     2001        2000      1999
                                                   ---------    -------   ------
Investment activity:
  Reinvested dividends ........................       98,928         --       --
  Mortality and expense risk charges (note 3) .      (33,160)      (844)      --
                                                   ---------    -------   ------
   Net investment income ......................       65,768       (844)      --
                                                   ---------    -------   ------

  Proceeds from mutual funds shares sold ......    5,012,440    944,554       --
  Cost of mutual fund shares sold .............   (9,035,892)  (969,925)      --
                                                   ---------    -------   ------
   Realized gain (loss) on investments ........   (4,023,452)   (25,371)      --
  Change in unrealized gain (loss)
   on investments .............................     (697,396)  (454,800)      --
                                                   ---------    -------   ------
   Net gain (loss) on investments .............   (4,720,848)  (480,171)      --
                                                   ---------    -------   ------
  Reinvested capital gains ....................           --         --       --
                                                   ---------    -------   ------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (4,655,080)  (481,015)      --
                                                   =========    =======   ======

                                                                JanAIntGrS                       NSATMSecBd
                                                   --------------------------------   -------------------------------
                                                      2001         2000       1999      2001        2000       1999
                                                   ----------    ---------   ------   ---------    -------    -------
Investment activity:
  Reinvested dividends ........................  $    162,200           --       --     949,620    596,769     76,442
  Mortality and expense risk charges (note 3) .       (49,474)      (1,131)      --     (64,613)   (13,656)      (868)
                                                   ----------    ---------   ------   ---------    -------    -------
   Net investment income ......................       112,726       (1,131)      --     885,007    583,113     75,574
                                                   ----------    ---------   ------   ---------    -------    -------

  Proceeds from mutual funds shares sold ......    16,757,571    1,179,911       --   1,460,014    876,101    155,959
  Cost of mutual fund shares sold .............   (21,308,414)  (1,162,710)      --  (1,494,905)  (921,172)  (155,603)
                                                   ----------    ---------   ------   ---------    -------    -------
   Realized gain (loss) on investments ........    (4,550,843)      17,201       --     (34,891)   (45,071)       356
  Change in unrealized gain (loss)
   on investments .............................       522,827     (606,421)      --    (770,095)  (100,407)   (99,986)
                                                   ----------    ---------   ------   ---------    -------    -------
   Net gain (loss) on investments .............    (4,028,016)    (589,220)      --    (804,986)  (145,478)   (99,630)
                                                   ----------    ---------   ------   ---------    -------    -------
  Reinvested capital gains ....................            --           --       --          --         --         --
                                                   ----------    ---------   ------   ---------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ (3,915,290)    (590,351)      --      80,021    437,635    (24,056)
                                                   ==========    =========   ======   =========    =======    =======

                                                               NSATCapAp
                                                   -----------------------------------
                                                     2001         2000         1999
                                                   ---------    ---------    ---------
Investment activity:
  Reinvested dividends ........................           --       41,174       29,197
  Mortality and expense risk charges (note 3) .      (40,033)      (4,597)        (482)
                                                   ---------    ---------    ---------
   Net investment income ......................      (40,033)      36,577       28,715
                                                   ---------    ---------    ---------

  Proceeds from mutual funds shares sold ......    3,926,306    4,569,789      245,412
  Cost of mutual fund shares sold .............   (8,682,545)  (4,887,807)    (238,207)
                                                   ---------    ---------    ---------
   Realized gain (loss) on investments ........   (4,756,239)    (318,018)       7,205
  Change in unrealized gain (loss)
   on investments .............................      366,066      659,483    1,215,972
                                                   ---------    ---------    ---------
   Net gain (loss) on investments .............   (4,390,173)     341,465    1,223,177
                                                   ---------    ---------    ---------
  Reinvested capital gains ....................           --           --           --
                                                   ---------    ---------    ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (4,430,206)     378,042    1,251,892
                                                   =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                NSATGlob50                          NSATGvtBd
                                                   --------------------------------    ---------------------------------
                                                     2001         2000        1999       2001         2000        1999
                                                   ---------    ---------    ------    ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................  $   294,830      199,386     8,358    2,022,042      935,655    327,163
  Mortality and expense risk charges (note 3) .      (62,601)     (15,219)     (470)    (135,728)     (41,143)   (14,720)
                                                   ---------    ---------    ------    ---------    ---------    -------
   Net investment income ......................      232,229      184,167     7,888    1,886,314      894,512    312,444
                                                   ---------    ---------    ------    ---------    ---------    -------

  Proceeds from mutual funds shares sold ......    2,062,658    1,709,814    30,576    3,355,745    3,374,558    569,121
  Cost of mutual fund shares sold .............   (2,378,614)  (1,557,031)  (29,256)  (3,195,447)  (3,522,459)  (590,441)
                                                   ---------    ---------    ------    ---------    ---------    -------
   Realized gain (loss) on investments ........     (315,956)     152,783     1,320      160,298     (147,901)   (21,320)
  Change in unrealized gain (loss)
   on investments .............................   (3,937,456)    (185,548)   57,525     (895,834)     350,373   (488,411)
                                                   ---------    ---------    ------    ---------    ---------    -------
   Net gain (loss) on investments .............   (4,253,412)     (32,765)   58,845     (735,536)     202,472   (509,731)
                                                   ---------    ---------    ------    ---------    ---------    -------
  Reinvested capital gains ....................           --           --     1,868           --           --         --
                                                   ---------    ---------    ------    ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $(4,021,183)     151,402    68,600    1,150,778    1,096,984   (197,287)
                                                   =========    =========    ======    =========    =========    =======

                                                                   NSATMMkt
                                                   ----------------------------------------
                                                      2001           2000           1999
                                                   -----------    -----------    ----------
Investment activity:
  Reinvested dividends ........................      6,588,208      4,075,124     1,106,181
  Mortality and expense risk charges (note 3) .       (496,486)      (144,438)      (49,607)
                                                   -----------    -----------    ----------
   Net investment income ......................      6,091,722      3,930,686     1,056,574
                                                   -----------    -----------    ----------

  Proceeds from mutual funds shares sold ......    210,929,069    128,714,175    32,946,620
  Cost of mutual fund shares sold .............   (210,929,069)  (128,714,175)  (32,946,620)
                                                   -----------    -----------    ----------
   Realized gain (loss) on investments ........             --             --            --
  Change in unrealized gain (loss)
   on investments .............................             --             --            --
                                                   -----------    -----------    ----------
   Net gain (loss) on investments .............             --             --            --
                                                   -----------    -----------    ----------
  Reinvested capital gains ....................             --             --            --
                                                   -----------    -----------    ----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........      6,091,722      3,930,686     1,056,574
                                                   ===========    ===========    ==========

                                                                NSATSmCapG                         NSATSmCapV
                                                   ---------------------------------   ---------------------------------
                                                     2001          2000       1999       2001         2000        1999
                                                   ----------    ---------   -------   ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................  $         --           --        --          --           --         --
  Mortality and expense risk charges (note 3) .       (14,271)        (307)       --     (42,904)      (2,106)      (285)
                                                   ----------    ---------   -------   ---------    ---------    -------
   Net investment income ......................       (14,271)        (307)       --     (42,904)      (2,106)      (285)
                                                   ----------    ---------   -------   ---------    ---------    -------

  Proceeds from mutual funds shares sold ......    21,779,961    1,334,323        --   4,384,193    2,717,407    274,983
  Cost of mutual fund shares sold .............   (23,517,928)  (1,216,505)       --  (4,038,346)  (2,634,956)  (242,633)
                                                   ----------    ---------   -------   ---------    ---------    -------
   Realized gain (loss) on investments ........    (1,737,967)     117,818        --     345,847       82,451     32,350
  Change in unrealized gain (loss)
   on investments .............................       924,698       (1,856)  127,000   4,826,713      690,804    353,856
                                                   ----------    ---------   -------   ---------    ---------    -------
   Net gain (loss) on investments .............      (813,269)     115,962   127,000   5,172,560      773,255    386,206
                                                   ----------    ---------   -------   ---------    ---------    -------
  Reinvested capital gains ....................            --          241        --          --           --     79,340
                                                   ----------    ---------   -------   ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $   (827,540)     115,896   127,000   5,129,656      771,149    465,261
                                                   ==========    =========   =======   =========    =========    =======

                                                               NSATSmCo
                                                   ---------------------------------
                                                     2001         2000        1999
                                                   ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................       56,462        6,404         --
  Mortality and expense risk charges (note 3) .      (70,666)      (9,014)      (793)
                                                   ---------    ---------    -------
   Net investment income ......................      (14,204)      (2,610)      (793)
                                                   ---------    ---------    -------

  Proceeds from mutual funds shares sold ......    5,389,089    3,685,772    387,985
  Cost of mutual fund shares sold .............   (4,913,094)  (2,329,377)  (392,254)
                                                   ---------    ---------    -------
   Realized gain (loss) on investments ........      475,995    1,356,395     (4,269)
  Change in unrealized gain (loss)
   on investments .............................     (389,822)    (168,069)   308,899
                                                   ---------    ---------    -------
   Net gain (loss) on investments .............       86,173    1,188,326    304,630
                                                   ---------    ---------    -------
  Reinvested capital gains ....................           --           --         --
                                                   ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........       71,969    1,185,716    303,837
                                                   =========    =========    =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                             NSATStrVal                          NSATTotRtn
                                                   ------------------------------    -----------------------------------
                                                    2001        2000        1999       2001         2000         1999
                                                   -------    ---------    ------    ---------    ---------    ---------
Investment activity:
  Reinvested dividends ........................  $   5,725        4,854     2,489      250,022       74,750       47,876
  Mortality and expense risk charges (note 3) .     (3,570)        (201)     (136)     (94,761)      (2,196)         (31)
                                                   -------    ---------    ------    ---------    ---------    ---------
   Net investment income ......................      2,155        4,653     2,353      155,261       72,554       47,845
                                                   -------    ---------    ------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ......    781,208    3,688,382    88,539    1,120,634    1,889,535      463,542
  Cost of mutual fund shares sold .............   (788,592)  (3,647,652)  (82,284)  (1,908,764)  (1,708,373)    (455,690)
                                                   -------    ---------    ------    ---------    ---------    ---------
   Realized gain (loss) on investments ........     (7,384)      40,730     6,255     (788,130)     181,162        7,852
  Change in unrealized gain (loss)
   on investments .............................    (12,189)     (45,250)   33,504   (1,924,019)     666,775    1,209,437
                                                   -------    ---------    ------    ---------    ---------    ---------
   Net gain (loss) on investments .............    (19,573)      (4,520)   39,759   (2,712,149)     847,937    1,217,289
                                                   -------    ---------    ------    ---------    ---------    ---------
  Reinvested capital gains ....................         --           --     7,914           --           --        4,930
                                                   -------    ---------    ------    ---------    ---------    ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ (17,418)         133    50,026   (2,556,888)     920,491    1,270,065
                                                   =======    =========    ======    =========    =========    =========

                                                              NBAMTGuard
                                                   -------------------------------
                                                     2001        2000       1999
                                                   ---------    -------    -------
Investment activity:
  Reinvested dividends ........................       26,063     16,882      3,977
  Mortality and expense risk charges (note 3) .      (13,795)      (541)      (162)
                                                   ---------    -------    -------
   Net investment income ......................       12,268     16,341      3,815
                                                   ---------    -------    -------

  Proceeds from mutual funds shares sold ......    2,305,730    736,655     83,618
  Cost of mutual fund shares sold .............   (2,273,741)  (668,481)   (74,291)
                                                   ---------    -------    -------
   Realized gain (loss) on investments ........       31,989     68,174      9,327
  Change in unrealized gain (loss)
   on investments .............................     (309,147)    21,032    227,293
                                                   ---------    -------    -------
   Net gain (loss) on investments .............     (277,158)    89,206    236,620
                                                   ---------    -------    -------
  Reinvested capital gains ....................      372,331         --         --
                                                   ---------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........      107,441    105,547    240,435
                                                   =========    =======    =======

                                                                NBAMTMCGr                            NBAMTPart
                                                   ----------------------------------    ---------------------------------
                                                      2001         2000        1999        2001         2000        1999
                                                   ----------    ---------    -------    ---------    ---------    -------
Investment activity:
  Reinvested dividends ........................  $         --           --         --       36,401       55,679     56,853
  Mortality and expense risk charges (note 3) .       (74,778)     (16,220)      (780)     (23,602)      (1,905)      (715)
                                                   ----------    ---------    -------    ---------    ---------    -------
   Net investment income ......................       (74,778)     (16,220)      (780)      12,799       53,774     56,138
                                                   ----------    ---------    -------    ---------    ---------    -------

  Proceeds from mutual funds shares sold ......    22,484,028    8,082,683    401,621    1,479,031    2,415,577    481,298
  Cost of mutual fund shares sold .............   (32,113,739)  (4,984,842)  (366,395)  (1,862,149)  (2,529,805)  (483,682)
                                                   ----------    ---------    -------    ---------    ---------    -------
   Realized gain (loss) on investments ........    (9,629,711)   3,097,841     35,226     (383,118)    (114,228)    (2,384)
  Change in unrealized gain (loss)
   on investments .............................     5,744,639   (1,599,352)   133,372      (36,981)  (1,180,991)   516,251
                                                   ----------    ---------    -------    ---------    ---------    -------
   Net gain (loss) on investments .............    (3,885,072)   1,498,489    168,598     (420,099)  (1,295,219)   513,867
                                                   ----------    ---------    -------    ---------    ---------    -------
  Reinvested capital gains ....................            --        6,497     37,807      345,807    1,184,100     98,874
                                                   ----------    ---------    -------    ---------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ (3,959,850)   1,488,766    205,625      (61,493)     (57,345)   668,880
                                                   ==========    =========    =======    =========    =========    =======

                                                               OppAggGrVA
                                                   ----------------------------------
                                                      2001         2000        1999
                                                   ----------    ---------    -------
Investment activity:
  Reinvested dividends ........................       510,407           --         --
  Mortality and expense risk charges (note 3) .      (106,175)     (16,779)      (188)
                                                   ----------    ---------    -------
   Net investment income ......................       404,232      (16,779)      (188)
                                                   ----------    ---------    -------

  Proceeds from mutual funds shares sold ......    11,095,102    5,304,073    126,521
  Cost of mutual fund shares sold .............   (20,481,710)  (3,165,177)  (115,253)
                                                   ----------    ---------    -------
   Realized gain (loss) on investments ........    (9,386,608)   2,138,896     11,268
  Change in unrealized gain (loss)
   on investments .............................   (16,799,998)     788,259    357,043
                                                   ----------    ---------    -------
   Net gain (loss) on investments .............   (26,186,606)   2,927,155    368,311
                                                   ----------    ---------    -------
  Reinvested capital gains ....................     7,963,996      950,033         --
                                                   ----------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (17,818,378)   3,860,409    368,123
                                                   ==========    =========    =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               OppCapApVA                          OppGlSecVA
                                                   ----------------------------------    -------------------------------
                                                      2001         2000        1999         2001        2000      1999
                                                   ----------    ---------    -------    ----------    ------   --------
Investment activity:
  Reinvested dividends ........................  $    362,712       26,876     10,044        37,643        --         --
  Mortality and expense risk charges (note 3) .      (113,060)     (11,965)      (154)      (14,991)      (84)        --
                                                   ----------    ---------    -------    ----------    ------   --------
   Net investment income ......................       249,652       14,911      9,891        22,652       (84)        --
                                                   ----------    ---------    -------    ----------    ------   --------
  Proceeds from mutual funds shares sold ......     9,390,264    3,856,447    136,905    11,267,336    37,853         --
  Cost of mutual fund shares sold .............   (10,338,002)  (2,643,387)  (136,273)  (12,297,040)  (35,950)        --
                                                   ----------    ---------    -------    ----------    ------   --------
   Realized gain (loss) on investments ........      (947,738)   1,213,060        632    (1,029,704)    1,903         --
  Change in unrealized gain (loss)
   on investments .............................    (7,458,776)    (910,520)   410,878       166,646    52,841         --
                                                   ----------    ---------    -------    ----------    ------   --------
   Net gain (loss) on investments .............    (8,406,514)     302,540    411,510      (863,058)   54,744         --
                                                   ----------    ---------    -------    ----------    ------   --------
  Reinvested capital gains ....................     5,442,934    1,434,225    110,334       697,893        --         --
                                                   ----------    ---------    -------    ----------    ------   --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $ (2,713,928)   1,751,676    531,735      (142,513)   54,660         --
                                                   ==========    =========    =======    ==========    ======   ========

                                                              OppMGrInVA
                                                   -------------------------------
                                                     2001        2000        1999
                                                   ---------    -------    -------
Investment activity:
  Reinvested dividends ........................      118,156     38,554     10,187
  Mortality and expense risk charges (note 3) .      (46,340)    (3,834)      (547)
                                                   ---------    -------    -------
   Net investment income ......................       71,816     34,720      9,640
                                                   ---------    -------    -------
  Proceeds from mutual funds shares sold ......    6,136,407    581,966    412,216
  Cost of mutual fund shares sold .............   (6,935,454)  (428,202)  (449,292)
                                                   ---------    -------    -------
   Realized gain (loss) on investments ........     (799,047)   153,764    (37,076)
  Change in unrealized gain (loss)
   on investments .............................     (380,539)  (597,224)   327,414
                                                   ---------    -------    -------
   Net gain (loss) on investments .............   (1,179,586)  (443,460)   290,338
                                                   ---------    -------    -------
  Reinvested capital gains ....................           --    509,013     17,163
                                                   ---------    -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (1,107,770)   100,273    317,141
                                                   =========    =======    =======

                                                               StOpp2                         NSATStrGro
                                                   ----------------------------   ----------------------------------
                                                     2001        2000     1999       2001         2000        1999
                                                   ---------    ------   ------   ----------    ---------    -------
Investment activity:
  Reinvested dividends ........................  $    10,323        --       --           --           --         --
  Mortality and expense risk charges (note 3) .      (16,401)     (167)      --      (47,937)     (13,902)       (48)
                                                   ---------    ------   ------   ----------    ---------    -------
   Net investment income ......................       (6,078)     (167)      --      (47,937)     (13,902)       (48)
                                                   ---------    ------   ------   ----------    ---------    -------

  Proceeds from mutual funds shares sold ......    2,388,305    43,639       --   12,831,226    3,394,069    144,582
  Cost of mutual fund shares sold .............   (2,888,159)  (43,663)      --  (18,121,879)  (2,322,026)  (125,833)
                                                   ---------    ------   ------   ----------    ---------    -------
   Realized gain (loss) on investments ........     (499,854)      (24)      --   (5,290,653)   1,072,043     18,749
  Change in unrealized gain (loss)
   on investments .............................      497,164   (31,559)      --    2,485,378     (681,644)   151,672
                                                   ---------    ------   ------   ----------    ---------    -------
   Net gain (loss) on investments .............       (2,690)  (31,583)      --   (2,805,275)     390,399    170,421
                                                   ---------    ------   ------   ----------    ---------    -------
  Reinvested capital gains ....................           --        --       --           --           --         --
                                                   ---------    ------   ------   ----------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $    (8,768)  (31,750)      --   (2,853,212)     376,497    170,373
                                                   =========    ======   ======   ==========    =========    =======

                                                          NSATGFocTU
                                                   ------------------------
                                                    2001      2000    1999
                                                   -------   ------  ------
Investment activity:
  Reinvested dividends ........................         --       --      --
  Mortality and expense risk charges (note 3) .       (440)      --      --
                                                   -------   ------  ------
   Net investment income ......................       (440)      --      --
                                                   -------   ------  ------

  Proceeds from mutual funds shares sold ......    269,224       --      --
  Cost of mutual fund shares sold .............   (332,127)      --      --
                                                   -------   ------  ------
   Realized gain (loss) on investments ........    (62,903)      --      --
  Change in unrealized gain (loss)
   on investments .............................    (13,302)      --      --
                                                   -------   ------  ------
   Net gain (loss) on investments .............    (76,205)      --      --
                                                   -------   ------  ------
  Reinvested capital gains ....................         --       --      --
                                                   -------   ------  ------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    (76,645)      --      --
                                                   =======   ======  ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               MSUEmMkt                             MSUMCapGr
                                                  ----------------------------------    -------------------------------
                                                     2001          2000       1999         2001         2000       1999
                                                  -----------    --------    -------    ----------    --------    -----
Investment activity:
  Reinvested dividends ........................   $        --          --         --            --          --       --
  Mortality and expense risk charges (note 3) .        (5,118)       (440)        (6)       (1,889)         (6)      --
                                                  -----------    --------    -------    ----------    --------    -----
   Net investment income ......................        (5,118)       (440)        (6)       (1,889)         (6)      --
                                                  -----------    --------    -------    ----------    --------    -----

  Proceeds from mutual funds shares sold ......     9,398,754     496,119     41,666       802,719     263,466       --
  Cost of mutual fund shares sold .............    (9,342,479)   (465,395)   (39,559)   (1,057,565)   (239,516)      --
                                                  -----------    --------    -------    ----------    --------    -----
   Realized gain (loss) on investments ........        56,275      30,724      2,107      (254,846)     23,950       --
  Change in unrealized gain (loss)
   on investments .............................       160,546      24,341     34,614        88,578        (106)      --
                                                  -----------    --------    -------    ----------    --------    -----
   Net gain (loss) on investments .............       216,821      55,065     36,721      (166,268)     23,844       --
                                                  -----------    --------    -------    ----------    --------    -----
  Reinvested capital gains ....................            --          --         --            --          --       --
                                                  -----------    --------    -------    ----------    --------    -----
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   $   211,703      54,625     36,716      (168,157)     23,838       --
                                                  ===========    ========    =======    ==========    ========    =====


                                                                MSUUSRealE
                                                  ------------------------------------
                                                      2001         2000         1999
                                                  ----------    ----------    --------
Investment activity:
  Reinvested dividends ........................           --       102,733      54,408
  Mortality and expense risk charges (note 3) .      (13,377)         (663)        (84)
                                                  ----------    ----------    --------
   Net investment income ......................      (13,377)      102,070      54,324
                                                  ----------    ----------    --------

  Proceeds from mutual funds shares sold ......    2,832,373     2,206,211     333,476
  Cost of mutual fund shares sold .............   (2,768,430)   (2,198,940)   (329,440)
                                                  ----------    ----------    --------
   Realized gain (loss) on investments ........       63,943         7,271       4,036
  Change in unrealized gain (loss)
   on investments .............................      711,428       205,617      52,143
                                                  ----------    ----------    --------
   Net gain (loss) on investments .............      775,371       212,888      56,179
                                                  ----------    ----------    --------
  Reinvested capital gains ....................           --            --          --
                                                  ----------    ----------    --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........      761,994       314,958     110,503
                                                  ==========    ==========    ========


                                                               VEWwEmgMkt                        VEWwHrdAst
                                                   ---------------------------------    -------------------------------
                                                     2001         2000        1999       2001        2000        1999
                                                   ---------    ---------    -------    -------    ---------    -------
Investment activity:
  Reinvested dividends ........................  $        --           --         --     15,222        6,160      2,469
  Mortality and expense risk charges (note 3) .       (9,790)        (785)       (29)    (2,397)         (72)      (273)
                                                   ---------    ---------    -------    -------    ---------    -------
   Net investment income ......................       (9,790)        (785)       (29)    12,825        6,088      2,196
                                                   ---------    ---------    -------    -------    ---------    -------

  Proceeds from mutual funds shares sold ......    3,869,240    5,437,049    262,457    470,616    1,717,656    167,248
  Cost of mutual fund shares sold .............   (4,684,599)  (5,118,394)  (202,004)  (474,273)  (1,712,678)  (152,099)
                                                   ---------    ---------    -------    -------    ---------    -------
   Realized gain (loss) on investments ........     (815,359)     318,655     60,453     (3,657)       4,978     15,149
  Change in unrealized gain (loss)
   on investments .............................      759,552     (811,743)   195,905    (81,960)     (17,376)    24,267
                                                   ---------    ---------    -------    -------    ---------    -------
   Net gain (loss) on investments .............      (55,807)    (493,088)   256,358    (85,617)     (12,398)    39,416
                                                   ---------    ---------    -------    -------    ---------    -------
  Reinvested capital gains ....................           --           --         --         --           --         --
                                                   ---------    ---------    -------    -------    ---------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........  $   (65,597)    (493,873)   256,329    (72,792)      (6,310)    41,612
                                                   =========    =========    =======    =======    =========    =======

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                      Total                                   ACVPIncGr
                                                  -------------------------------------------   -----------------------------------
                                                      2001            2000           1999          2001         2000        1999
                                                  -------------   -------------   -----------   ----------   ----------   ---------
Investment activity:
  Net investment income .......................  $   16,811,409       8,821,520     2,465,797      207,124       74,395        (106)
  Realized gain (loss) on investments .........     (87,700,794)     15,228,650       495,408     (502,445)      16,427      54,435
  Change in unrealized gain (loss)
   on investments .............................     (49,919,090)    (25,741,208)   11,542,778     (780,440)    (517,517)    194,869
  Reinvested capital gains ....................      30,392,507      16,889,979     1,619,136           --           --          --
                                                  -------------   -------------   -----------   ----------   ----------   ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........     (90,415,968)     15,198,941    16,123,119   (1,075,761)    (426,695)    249,198
                                                  -------------   -------------   -----------   ----------   ----------   ---------

Equity transactions:
  Purchase payments received from
   contract owners ............................     567,496,032     396,524,115   156,401,203    8,027,075    4,880,230     512,140
  Transfers between funds .....................              42              --            --    4,983,436    2,948,535   2,084,556
  Surrenders ..................................     (14,931,556)     (4,999,527)     (322,152)    (377,786)    (146,295)     (3,296)
  Death benefits ..............................      (1,225,117)         30,462       (44,682)     (11,906)          --          --
  Policy loans (net of repayments) (note 5) ...      (5,351,739)     (4,348,375)   (2,087,373)     (15,279)     (33,642)    (89,687)
  Deductions for surrender charges (note 2d) ..       1,553,784        (616,957)      (73,956)      43,085      (18,053)       (757)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................     (48,856,458)    (26,219,991)  (10,788,593)    (891,526)    (480,340)   (108,640)
Asset charges (note 3):
  FPVUL & VEL contracts .......................              --        (861,585)     (332,433)          --      (14,181)     (4,382)
  MSP contracts ...............................              --        (150,108)      (16,462)          --       (2,678)       (285)
  SL contracts ................................              --         (70,259)      (10,906)          --       (2,166)       (120)
                                                  -------------   -------------   -----------   ----------   ----------   ---------
  Net equity transactions .....................     498,684,988     359,287,775   142,724,646   11,757,099    7,131,410   2,389,529
                                                  -------------   -------------   -----------   ----------   ----------   ---------

Net change in contract owners' equity .........     408,269,020     374,486,716   158,847,765   10,681,338    6,704,715   2,638,727
Contract owners' equity beginning
  of period ...................................   1,414,892,441     648,293,593   107,989,704   25,030,230   12,134,845   1,235,436
                                                  -------------   -------------   -----------   ----------   ----------   ---------
Contract owners' equity end of period .........  $1,823,161,461   1,022,780,309   266,837,469   35,711,568   18,839,560   3,874,163
                                                  =============   =============   ===========   ==========   ==========   =========


CHANGES IN UNITS:
  Beginning units .............................     116,096,849      50,045,344     9,506,248    2,108,572      874,749      97,382
                                                  -------------   -------------   -----------   ----------   ----------   ---------
  Units purchased .............................      58,291,469      50,304,647    21,943,711    1,342,878      627,557     209,395
  Units redeemed ..............................     (13,303,644)    (23,841,576)   (9,691,685)    (338,908)     (53,584)    (19,282)
                                                  -------------   -------------   -----------   ----------   ----------   ---------
  Ending units ................................     161,084,674      76,508,415    21,758,274    3,112,542    1,448,722     287,495
                                                  =============   =============   ===========   ==========   ==========   =========

                                                                  ACVPInt
                                                   -------------------------------------
                                                      2001          2000          1999
                                                   ----------    ----------    ---------
Investment activity:
  Net investment income .......................       (47,380)       13,860         (328)
  Realized gain (loss) on investments .........   (13,395,111)    2,002,550       (7,110)
  Change in unrealized gain (loss)
   on investments .............................      (697,126)   (4,821,209)     272,790
  Reinvested capital gains ....................     4,068,852       445,799           --
                                                   ----------    ----------    ---------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........   (10,070,765)   (2,359,000)     265,352
                                                   ----------    ----------    ---------

Equity transactions:
  Purchase payments received from
   contract owners ............................     9,294,191     8,496,880      664,116
  Transfers between funds .....................     5,673,098    12,490,972    2,059,973
  Surrenders ..................................      (456,834)      (66,234)        (268)
  Death benefits ..............................       (16,499)         (239)        (962)
  Policy loans (net of repayments) (note 5) ...      (129,975)     (102,825)        (962)
  Deductions for surrender charges (note 2d) ..        52,223        (8,173)         (61)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................    (1,257,200)     (617,950)    (189,529)
Asset charges (note 3):
  FPVUL & VEL contracts .......................            --       (27,743)      (7,695)
  MSP contracts ...............................            --        (3,234)        (353)
  SL contracts ................................            --        (2,741)         (42)
                                                   ----------    ----------    ---------
  Net equity transactions .....................    13,159,004    20,158,713    2,524,217
                                                   ----------    ----------    ---------

Net change in contract owners' equity .........     3,088,239    17,799,713    2,789,569
Contract owners' equity beginning
  of period ...................................    44,280,105    15,455,228    2,478,773
                                                   ----------    ----------    ---------
Contract owners' equity end of period .........    47,368,344    33,254,941    5,268,342
                                                   ==========    ==========    =========


CHANGES IN UNITS:
  Beginning units .............................     3,063,338       830,394      209,297
                                                   ----------    ----------    ---------
  Units purchased .............................     1,218,727     1,229,607      225,349
  Units redeemed ..............................      (159,298)      (49,563)     (16,635)
                                                   ----------    ----------    ---------
  Ending units ................................     4,122,767     2,010,438      418,011
                                                   ==========    ==========    =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                    ACVPValue                          WPGIPVenCp
                                                  ---------------------------------------    -------------------------------------
                                                      2001           2000          1999          2001          2000         1999
                                                  ------------    ----------    ----------    ----------    ----------    --------
Investment activity:
  Net investment income .......................   $     87,975        28,359         8,804        (2,450)         (477)        (39)
  Realized gain (loss) on investments .........        518,829      (209,586)       10,457      (167,604)      201,135      23,277
  Change in unrealized gain (loss)
   on investments .............................        221,456        44,924        32,019       (44,565)     (165,651)     13,920
  Reinvested capital gains ....................             --        74,870        85,768            --            --          --
                                                  ------------    ----------    ----------    ----------    ----------    --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........        828,260       (61,433)      137,048      (214,619)       35,007      37,158
                                                  ------------    ----------    ----------    ----------    ----------    --------

Equity transactions:
  Purchase payments received from
   contract owners ............................      1,801,627     1,219,547       176,091       129,727       188,718      70,933
  Transfers between funds .....................      6,912,374       501,403       322,081         7,329       525,897     100,098
  Surrenders ..................................       (128,655)      (95,479)         (304)      (14,549)       (7,234)       (219)
  Death benefits ..............................        (34,116)           --            --          (101)           --          --
  Policy loans (net of repayments) (note 5) ...        (49,657)       (2,233)       (3,899)      (31,632)      (10,537)       (673)
  Deductions for surrender charges (note 2d) ..         14,703       (11,782)          (70)        1,664          (893)        (50)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................       (379,741)     (103,772)      (52,837)      (30,711)      (43,573)    (15,534)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................             --        (4,410)       (2,095)           --        (2,252)       (704)
   MSP contracts ..............................             --          (360)          (19)           --          (210)        (10)
   SL contracts ...............................             --          (273)          (25)           --          (245)         (2)
                                                  ------------    ----------    ----------    ----------    ----------    --------
    Net equity transactions ...................      8,136,535     1,502,641       438,923        61,727       649,671     153,839
                                                  ------------    ----------    ----------    ----------    ----------    --------

Net change in contract owners' equity .........      8,964,795     1,441,208       575,971      (152,892)      684,678     190,997
Contract owners' equity beginning
  of period ...................................      7,407,954     1,983,372       626,960     1,108,379       889,887     186,098
                                                  ------------    ----------    ----------    ----------    ----------    --------
Contract owners' equity end of period .........   $ 16,372,749     3,424,580     1,202,931       955,487     1,574,565     377,095
                                                  ============    ==========    ==========    ==========    ==========    ========

CHANGES IN UNITS:
  Beginning units .............................        617,384       193,386        59,864       200,517       102,845      66,036
                                                  ------------    ----------    ----------    ----------    ----------    --------
  Units purchased .............................        741,632       191,501        50,825        49,886        58,119      25,198
  Units redeemed ..............................        (84,589)      (36,042)       (7,490)      (24,886)       (6,632)    (28,789)
                                                  ------------    ----------    ----------    ----------    ----------    --------
  Ending units ................................      1,274,427       348,845       103,199       225,517       154,332      62,445
                                                  ============    ==========    ==========    ==========    ==========    ========


                                                                  WPIntEq
                                                  --------------------------------------
                                                      2001          2000          1999
                                                  ----------    ----------    ----------
Investment activity:
  Net investment income .......................       (4,454)         (599)           (9)
  Realized gain (loss) on investments .........     (948,220)      148,965        17,988
  Change in unrealized gain (loss)
   on investments .............................      638,235      (360,838)       53,595
  Reinvested capital gains ....................           --            --            --
                                                  ----------    ----------    ----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........     (314,439)     (212,472)       71,574
                                                  ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
   contract owners ............................      203,324       269,598       160,783
  Transfers between funds .....................     (300,718)      440,364       475,685
  Surrenders ..................................      (64,067)      (20,713)         (259)
  Death benefits ..............................         (114)           --            --
  Policy loans (net of repayments) (note 5) ...      (10,011)      (10,606)       (1,648)
  Deductions for surrender charges (note 2d) ..        7,329        (2,556)          (60)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................      (65,794)      (84,918)      (47,012)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................           --        (4,731)       (1,967)
   MSP contracts ..............................           --          (430)          (86)
   SL contracts ...............................           --          (499)         (102)
                                                  ----------    ----------    ----------
    Net equity transactions ...................     (230,051)      585,509       585,334
                                                  ----------    ----------    ----------

Net change in contract owners' equity .........     (544,490)      373,037       656,908
Contract owners' equity beginning
  of period ...................................    2,424,442     2,285,681       598,023
                                                  ----------    ----------    ----------
Contract owners' equity end of period .........    1,879,952     2,658,718     1,254,931
                                                  ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      210,354       141,958        56,767
                                                  ----------    ----------    ----------
  Units purchased .............................       29,395        50,348        59,987
  Units redeemed ..............................      (48,644)       (7,835)       (4,853)
                                                  ----------    ----------    ----------
  Ending units ................................      191,105       184,471       111,901
                                                  ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                     WPValue                                DrySRGr
                                                  -------------------------------------    ----------------------------------------
                                                     2001           2000         1999          2001          2000           1999
                                                  -----------    ----------    --------    -----------    -----------    ----------
Investment activity:
  Net investment income .......................   $    (5,873)       (1,072)       (483)       (41,211)          (336)          (99)
  Realized gain (loss) on investments .........        60,883        14,441     (13,264)      (596,231)       159,804        12,751
  Change in unrealized gain (loss)
   on investments .............................        20,896       (15,349)    101,373     (2,117,573)       247,896       279,024
  Reinvested capital gains ....................            --            --          --             --             --            --
                                                  -----------    ----------    --------    -----------    -----------    ----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........        75,906        (1,980)     87,626     (2,755,015)       407,364       291,676
                                                  -----------    ----------    --------    -----------    -----------    ----------

Equity transactions:
  Purchase payments received from
   contract owners ............................       152,690       204,386     187,821      5,335,671      2,576,367       832,645
  Transfers between funds .....................       291,988       425,146    (195,661)     1,937,813      2,900,985     1,226,600
  Surrenders ..................................       (17,214)       (1,356)       (180)      (288,593)       (39,840)       (1,662)
  Death benefits ..............................            --            --          --        (17,845)        18,054            --
  Policy loans (net of repayments) (note 5) ...        (5,583)      (15,587)         --        (77,403)       (86,551)       (3,215)
  Deductions for surrender charges (note 2d) ..         1,969          (167)        (41)        29,883         (4,916)         (381)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................       (77,430)      (64,765)    (29,377)    (1,015,612)      (574,232)     (169,150)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................            --        (1,953)     (1,132)            --        (21,326)       (5,631)
   MSP contracts ..............................            --          (190)         (7)            --         (1,627)         (150)
   SL contracts ...............................            --          (289)        (11)            --         (1,077)          (64)
                                                  -----------    ----------    --------    -----------    -----------    ----------
     Net equity transactions ..................       346,420       545,225     (38,588)     5,903,914      4,765,837     1,878,992
                                                  -----------    ----------    --------    -----------    -----------    ----------

Net change in contract owners' equity .........       422,326       543,245      49,038      3,148,899      5,173,201     2,170,668
Contract owners' equity beginning
 of period ....................................     2,434,534     1,165,641     719,928     16,486,408      8,500,092     1,371,928
                                                  -----------    ----------    --------    -----------    -----------    ----------
Contract owners' equity end of period .........   $ 2,856,860     1,708,886     768,966     19,635,307     13,673,293     3,542,596
                                                  ===========    ==========    ========    ===========    ===========    ==========


CHANGES IN UNITS:
  Beginning units .............................        80,230        51,860      17,619      1,132,559        509,172       106,093
                                                  -----------    ----------    --------    -----------    -----------    ----------
  Units purchased .............................        18,221        40,812      16,866        644,164        346,848       154,844
  Units redeemed ..............................       (10,676)       (3,458)     (2,761)      (168,616)       (45,257)      (16,358)
                                                  -----------    ----------    --------    -----------    -----------    ----------
  Ending units ................................        87,775        89,214      31,724      1,608,107        810,763       244,579
                                                  ===========    ==========    ========    ===========    ===========    ==========


                                                                     DryStkIx
                                                  -------------------------------------------
                                                      2001            2000            1999
                                                  ------------    ------------    -----------
Investment activity:
  Net investment income .......................        817,039         643,083        178,021
  Realized gain (loss) on investments .........     (3,602,269)      2,581,191         29,703
  Change in unrealized gain (loss)
   on investments .............................    (13,802,186)     (3,016,509)     2,927,568
  Reinvested capital gains ....................         43,790         168,748        117,757
                                                  ------------    ------------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    (16,543,626)        376,513      3,253,049
                                                  ------------    ------------    -----------

Equity transactions:
  Purchase payments received from
   contract owners ............................     44,851,716      29,080,494      6,615,300
  Transfers between funds .....................     (1,037,416)     27,911,305     20,648,078
  Surrenders ..................................     (1,765,045)       (595,139)       (45,916)
  Death benefits ..............................       (369,335)         13,904         (5,779)
  Policy loans (net of repayments) (note 5) ...       (586,617)       (291,193)       (49,573)
  Deductions for surrender charges (note 2d) ..        195,405         (73,442)       (10,541)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................     (6,172,433)     (3,880,162)    (1,371,572)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................             --        (126,887)       (49,022)
   MSP contracts ..............................             --         (21,350)        (2,060)
   SL contracts ...............................             --          (9,942)          (623)
                                                  ------------    ------------    -----------
     Net equity transactions ..................     35,116,275      52,007,588     25,728,292
                                                  ------------    ------------    -----------

Net change in contract owners' equity .........     18,572,649      52,384,101     28,981,341
Contract owners' equity beginning
 of period ....................................    231,961,839     121,419,884     14,374,570
                                                  ------------    ------------    -----------
Contract owners' equity end of period .........    250,534,488     173,803,985     43,355,911
                                                  ============    ============    ===========


CHANGES IN UNITS:
  Beginning units .............................     18,907,653       8,707,267      1,136,754
                                                  ------------    ------------    -----------
  Units purchased .............................      3,698,998       4,384,265      2,122,913
  Units redeemed ..............................       (865,059)       (417,598)      (116,668)
                                                  ------------    ------------    -----------
  Ending units ................................     21,741,592      12,673,934      3,142,999
                                                  ============    ============    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                DryEuroEq                            NSATMidCap
                                                  --------------------------------   -------------------------------------
                                                     2001          2000      1999       2001           2000         1999
                                                  -----------    --------    -----   -----------    ----------    --------
Investment activity:
  Net investment income .......................   $    (2,157)       (282)      --        12,439         4,912         796
  Realized gain (loss) on investments .........      (246,801)       (165)      --      (224,789)       88,288       2,397
  Change in unrealized gain (loss)
   on investments .............................      (175,393)    (23,409)      --       571,385          (217)     38,426
  Reinvested capital gains ....................            --      23,556       --            --            --          --
                                                  -----------    --------    -----   -----------    ----------    --------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........      (424,351)       (300)      --       359,035        92,983      41,619
                                                  -----------    --------    -----   -----------    ----------    --------

Equity transactions:
  Purchase payments received from
   contract owners ............................       800,388      38,382       --     2,365,115       449,868      23,407
  Transfers between funds .....................       (12,899)    768,823       --     4,850,175     1,244,844      96,171
  Surrenders ..................................       (10,567)         --       --       (36,090)         (142)        (10)
  Death benefits ..............................            --          --       --        (2,128)           --          --
  Policy loans (net of repayments) (note 5) ...          (496)        (10)      --       (15,396)        1,751          --
  Deductions for surrender charges (note 2d) ..         1,199          --       --         4,129           (17)         (2)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................       (66,995)    (10,115)      --      (381,981)      (43,500)    (14,645)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................            --        (444)      --            --        (2,079)       (867)
   MSP contracts ..............................            --         (26)      --            --          (357)         (6)
   SL contracts ...............................            --         (99)      --            --           (59)         (8)
                                                  -----------    --------    -----   -----------    ----------    --------
     Net equity transactions ..................       710,630     796,511       --     6,783,824     1,650,309     104,040
                                                  -----------    --------    -----   -----------    ----------    --------

Net change in contract owners' equity .........       286,279     796,211       --     7,142,859     1,743,292     145,659
Contract owners' equity beginning
 of period ....................................     1,459,019     134,673       --     6,706,080       820,346     298,717
                                                  -----------    --------    -----   -----------    ----------    --------
Contract owners' equity end of period .........   $ 1,745,298     930,884       --    13,848,939     2,563,638     444,376
                                                  ===========    ========    =====   ===========    ==========    ========

CHANGES IN UNITS:
  Beginning units .............................       115,223      10,415       --       447,279        61,224      26,958
                                                  -----------    --------    -----   -----------    ----------    --------
  Units purchased .............................        89,603      63,600       --       593,301       127,132      10,629
  Units redeemed ..............................       (31,555)     (3,713)      --      (106,609)       (3,763)     (1,378)
                                                  -----------    --------    -----   -----------    ----------    --------
  Ending units ................................       173,271      70,302       --       933,971       184,593      36,209
                                                  ===========    ========    =====   ===========    ==========    ========


                                                                   DryVApp
                                                  ----------------------------------------
                                                      2001           2000          1999
                                                  -----------    -----------    ----------
Investment activity:
  Net investment income .......................       (58,915)       (26,129)       (3,787)
  Realized gain (loss) on investments .........      (388,127)       134,569        19,961
  Change in unrealized gain (loss)
   on investments .............................      (909,033)       745,226       389,360
  Reinvested capital gains ....................            --             --            --
                                                  -----------    -----------    ----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ..........    (1,356,075)       853,666       405,534
                                                  -----------    -----------    ----------

Equity transactions:
  Purchase payments received from
   contract owners ............................     5,826,856      7,390,144     1,038,097
  Transfers between funds .....................     1,728,901      1,032,936     5,451,223
  Surrenders ..................................      (538,498)       (30,647)         (422)
  Death benefits ..............................       (40,409)            --            --
  Policy loans (net of repayments) (note 5) ...       (40,503)       (35,082)      (13,901)
  Deductions for surrender charges (note 2d) ..        61,385         (3,782)          (97)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................      (806,570)      (587,615)     (230,341)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................            --        (15,860)       (6,124)
   MSP contracts ..............................            --         (2,599)         (531)
   SL contracts ...............................            --           (524)         (205)
                                                  -----------    -----------    ----------
     Net equity transactions ..................     6,191,162      7,746,971     6,237,699
                                                  -----------    -----------    ----------

Net change in contract owners' equity .........     4,835,087      8,600,637     6,643,233
Contract owners' equity beginning
 of period ....................................    32,278,418     18,925,797     1,548,425
                                                  -----------    -----------    ----------
Contract owners' equity end of period .........    37,113,505     27,526,434     8,191,658
                                                  ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units .............................     2,588,042      1,466,981       120,461
                                                  -----------    -----------    ----------
  Units purchased .............................       638,177        756,636       535,008
  Units redeemed ..............................       (80,044)      (100,019)      (19,633)
                                                  -----------    -----------    ----------
  Ending units ................................     3,146,175      2,123,598       635,836
                                                  ===========    ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                 FedQualBd2                            NSATEqInc
                                                  ------------------------------------   ------------------------------------
                                                      2001            2000       1999      2001           2000          1999
                                                  ------------    -----------    -----   ----------    ----------    --------
 Investment activity:
  Net investment income .......................   $  1,404,022        270,747       --       16,761         4,716         779
  Realized gain (loss) on investments .........        438,752         32,807       --      (34,632)       33,907       4,191
  Change in unrealized gain (loss)
   on investments .............................         37,655        607,373       --     (243,517)      (12,135)     26,837
  Reinvested capital gains ....................        147,643             --       --           --            --         202
                                                  ------------    -----------    -----   ----------    ----------    --------
   Net increase (decrease) in contract owners'
     equity resulting from operations .........      2,028,072        910,927       --     (261,388)       26,488      32,009
                                                  ------------    -----------    -----   ----------    ----------    --------

Equity transactions:
  Purchase payments received from
   contract owners ............................      5,069,826      5,330,864       --      901,328       124,596      41,817
  Transfers between funds .....................     11,339,123     13,190,414    1,849    1,458,807       675,922     128,384
  Surrenders ..................................        (12,529)            --       --      (44,327)       (4,679)        (28)
  Death benefits ..............................        (23,084)            --       --       (4,094)           --          --
  Policy loans (net of repayments) (note 5) ...         (9,947)        (1,402)      --       (7,165)      (16,816)         --
  Deductions for surrender charges (note 2d) ..          1,433             --       --        5,061          (577)         (7)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................       (771,806)      (192,865)      --     (138,231)      (54,152)    (17,229)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................             --           (507)      --           --        (2,089)       (696)
   MSP contracts ..............................             --           (235)      --           --          (267)         (1)
   SL contracts ...............................             --            (78)      --           --          (251)        (13)
                                                  ------------    -----------    -----   ----------    ----------    --------
     Net equity transactions ..................     15,593,016     18,326,191    1,849    2,171,379       721,687     152,227
                                                  ------------    -----------    -----   ----------    ----------    --------

Net change in contract owners' equity .........     17,621,088     19,237,118    1,849    1,909,991       748,175     184,236
Contract owners' equity beginning
  of period ...................................     52,409,480     11,183,320       --    2,169,612       921,674     244,014
                                                  ------------    -----------    -----   ----------    ----------    --------
Contract owners' equity end of period .........   $ 70,030,568     30,420,438    1,849    4,079,603     1,669,849     428,250
                                                  ============    ===========    =====   ==========    ==========    ========


CHANGES IN UNITS:
  Beginning units .............................      4,818,737      1,133,916       --      180,572        67,642      21,211
                                                  ------------    -----------    -----   ----------    ----------    --------
  Units purchased .............................      1,422,957      1,882,990      187      226,317        62,150      14,695
  Units redeemed ..............................        (25,229)       (24,142)      --      (15,032)       (6,692)     (2,041)
                                                  ------------    -----------    -----   ----------    ----------    --------
  Ending units ................................      6,216,465      2,992,764      187      391,857       123,100      33,865
                                                  ============    ===========    =====   ==========    ==========    ========


                                                                 NSATHIncBd
                                                  ---------------------------------------
                                                     2001           2000          1999
                                                  -----------    ----------    ----------
Investment activity:
  Net investment income .......................       730,318       463,149        51,011
  Realized gain (loss) on investments .........      (561,329)     (176,664)        1,047
  Change in unrealized gain (loss)
   on investments .............................       123,282      (422,277)      (26,063)
  Reinvested capital gains ....................            --            --           645
                                                  -----------    ----------    ----------
   Net increase (decrease) in contract owners'
     equity resulting from operations .........       292,271      (135,792)       26,640
                                                  -----------    ----------    ----------

Equity transactions:
  Purchase payments received from
   contract owners ............................       961,739     1,263,681       193,498
  Transfers between funds .....................      (368,078)      688,769       277,035
  Surrenders ..................................        (9,756)       (7,540)         (247)
  Death benefits ..............................            --          (242)           --
  Policy loans (net of repayments) (note 5) ...       (17,252)      (26,589)         (287)
  Deductions for surrender charges (note 2d) ..         1,104          (931)          (57)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) ..........................      (206,811)     (129,604)      (44,247)
  Asset charges (note 3):
   FPVUL & VEL contracts ......................            --        (2,742)       (1,707)
   MSP contracts ..............................            --          (430)         (184)
   SL contracts ...............................            --           (31)           (2)
                                                  -----------    ----------    ----------
     Net equity transactions ..................       360,946     1,784,341       423,802
                                                  -----------    ----------    ----------

Net change in contract owners' equity .........       653,217     1,648,549       450,442
Contract owners' equity beginning
  of period ...................................    15,363,078     8,168,286       971,017
                                                  -----------    ----------    ----------
Contract owners' equity end of period .........    16,016,295     9,816,835     1,421,459
                                                  ===========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................     1,660,401       805,022        92,454
                                                  -----------    ----------    ----------
  Units purchased .............................       173,285       229,360        54,645
  Units redeemed ..............................      (148,027)      (48,644)      (15,272)
                                                  -----------    ----------    ----------
  Ending units ................................     1,685,659       985,738       131,827
                                                  ===========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS
ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                          FidVEqInS                                     FidVGrS
                                              ------------------------------------         -----------------------------------
                                              2001          2000             1999           2001          2000             1999
                                              ----          ----             ----           ----          ----             ----
Investment activity:

  Net investment income .................  $    391,920        270,884         96,185        (198,846)         3,073          7,592
  Realized gain (loss) on investments ...      (206,287)      (129,243)        23,699      (7,215,505)       669,234         58,662
  Change in unrealized gain (loss)
    on investments ......................    (1,806,580)    (1,557,513)       671,783      (8,486,185)    (3,155,891)       396,062
  Reinvested capital gains ..............     1,383,058      1,063,019        214,564       6,737,804      5,556,689        543,154
                                            ------------     ----------     ----------     -----------     ----------     ----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations ..........................      (237,889)      (352,853)     1,006,231      (9,162,732)     3,073,105      1,005,470
                                           ------------     ----------     ----------     -----------     ----------     ----------

Equity transactions:

  Purchase payments received from
   contract owners ......................     5,946,284      3,993,529      1,566,458      20,728,248     18,575,862      2,261,598
  Transfers between funds ...............    14,093,623      2,723,827      3,062,490      (3,996,721)    17,620,210      6,908,299
  Surrenders ............................      (474,181)      (149,204)       (42,023)     (1,593,133)      (241,037)       (16,552)
  Death benefits ........................      (123,713)        (6,617)             -         (48,073)        (2,397)             -
  Policy loans (net of repayments)
    (note 5) ............................       (79,991)      (234,587)       (16,338)       (266,650)      (330,794)       (31,688)
  Deductions for surrender charges
    (note 2d) ...........................        51,324        (18,412)        (9,647)        175,912        (29,745)        (3,800)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ...................    (1,363,727)      (722,256)      (473,507)     (3,599,970)    (2,171,140)      (520,435)
  Asset charges (note 3):
    FPVUL & VEL contracts ...............             -        (30,710)       (17,897)              -        (76,791)       (16,801)
    MSP contracts .......................             -         (1,812)          (189)              -        (10,608)          (760)
    SL contracts ........................             -         (2,792)          (584)              -         (5,332)          (425)
                                           ------------     ----------     ----------     -----------     ----------     ----------
    Net equity transactions .............    18,049,619      5,550,966      4,068,763      11,399,613     33,328,228      8,579,436
                                           ------------     ----------     ----------     -----------     ----------     ----------

  Net change in contract owners' equity      17,811,730      5,198,113      5,074,994       2,236,881     36,401,333      9,584,906
  Contract owners' equity beginning of
    period .............................     28,612,353     16,041,167      5,769,362      99,536,403     42,427,286      3,567,895
                                           ------------     ----------     ----------     -----------     ----------     ----------
  Contract owners' equity end of period    $ 46,424,083     21,239,280     10,844,356     101,773,284     78,828,619     13,152,801
                                           ============     ==========     ==========     ===========     ==========     ==========


CHANGES IN UNITS:
  Beginning units ......................      2,297,584      1,374,484        517,910       6,561,226      2,322,709        256,014
                                           ------------     ----------     ----------     -----------     ----------     ----------
  Units purchased ......................      1,714,407        660,709        399,865       1,553,057      2,126,664        622,734
  Units redeemed .......................       (145,588)      (134,931)       (48,873)       (769,050)      (153,218)       (39,940)
                                           ------------     ----------     ----------     -----------     ----------     ----------
  Ending units .........................      3,866,403      1,900,262        868,902       7,345,233      4,296,155        838,808
                                           ============     ==========     ==========     ===========     ==========     ==========


                                                        FidVHiInS
                                           ------------------------------------
                                           2001            2000          1999
                                           ----            ----          ----

Investment activity:
  Net investment income ..............     1,945,058        701,608       364,817
  Realized gain (loss) on investments     (2,625,465)      (102,180)      (46,137)
  Change in unrealized gain (loss)
   on investments .....................   (1,056,577)    (1,338,470)      (20,396)
  Reinvested capital gains ............            -              -        13,640
                                          ----------     ----------     ---------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................    (1,736,984)      (739,042)      311,924
                                          ----------     ----------     ---------

Equity transactions:

  Purchase payments received from
    contract owners ..................     4,365,101      5,239,754       705,210
  Transfers between funds ............     2,716,085      3,951,672     1,419,320
  Surrenders .........................      (164,996)      (451,963)       (8,278)
  Death benefits .....................       (15,905)             -        (3,510)
  Policy loans (net of repayments)
    (note 5) .........................       (50,755)       (44,476)       (3,888)
  Deductions for surrender charges
    (note 2d) ........................        18,864        (55,774)       (1,901)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (457,866)      (323,647)     (203,503)
  Asset charges (note 3):
   FPVUL & VEL contracts .............             -        (11,457)       (7,794)
   MSP contracts .....................             -         (1,783)         (286)
   SL contracts ......................             -         (1,373)         (147)
                                          ----------     ----------     ---------
      Net equity transactions ........     6,410,528      8,300,953     1,895,223
                                          ----------     ----------     ---------

  Net change in contract owners'
    equity ...........................     4,673,544      7,561,911     2,207,147
  Contract owners' equity beginning
    of period ........................    14,195,423      9,103,964     3,524,476
                                          ----------     ----------     ---------
  Contract owners' equity end
    of period ........................    18,868,967     16,665,875     5,731,623
                                          ==========     ==========     =========


CHANGES IN UNITS:

  Beginning units ....................     1,807,889        895,631       368,766
                                          ----------     ----------     ---------
  Units purchased ....................       924,217        955,735       211,558
  Units redeemed .....................      (123,519)      (117,506)      (24,124)
                                          ----------     ----------     ---------
  Ending units .......................     2,608,587      1,733,860       556,200
                                          ==========     ==========     =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                           FidVOvSeS                                    FidVConS
                                              -------------------------------------    -----------------------------------------
                                               2001           2000           1999         2001            2000           1999
                                               ----           ----           ----         ----            ----           ----
Investment activity:
Net investment income ..................   $  1,170,701        195,927        17,780        199,313         83,078         26,432
  Realized gain (loss) on investments ..     (5,502,844)        (5,388)       94,235     (4,097,421)       238,669         47,162
  Change in unrealized gain (loss)
    on investments .....................       (999,893)    (2,371,398)      215,378     (2,700,827)    (4,058,941)       538,717
  Reinvested capital gains .............      1,957,820      1,409,432        34,048      1,230,579      3,401,735        195,897
                                           ------------     ----------     ---------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     (3,374,216)      (771,427)      361,441     (5,368,356)      (335,459)       808,208
                                           ------------     ----------     ---------     ----------     ----------     ----------
Equity transactions:

  Purchase payments received from
    contract owners ....................      7,748,753      5,972,565       263,487      9,344,135      6,356,018      2,006,414
  Transfers between funds ..............      1,267,832      5,696,777     3,449,111      5,554,262      9,171,009      4,828,912
  Surrenders ...........................       (320,193)       (36,749)         (134)      (624,347)      (194,316)       (13,617)
  Death benefits .......................        (28,248)        (9,309)            -        (45,364)        (8,967)        (3,073)
  Policy loans (net of repayments)
    (note 5) ...........................        (43,753)       (49,578)       (3,333)      (247,641)      (176,404)        (9,438)
  Deductions for surrender charges
    (note 2d) ..........................         36,609         (4,535)          (31)        69,458        (23,979)        (3,126)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ..................       (723,229)      (420,955)     (105,852)    (2,165,201)    (1,319,752)      (467,740)
  Asset charges (note 3):
  FPVUL & VEL contracts ................              -        (12,353)       (3,446)             -        (52,628)       (17,574)
  MSP contracts ........................              -         (4,092)         (133)             -         (6,000)          (429)
  SL contracts .........................              -         (1,077)         (134)             -         (2,112)          (171)
                                           ------------     ----------     ---------     ----------     ----------     ----------
Net equity transactions ................      7,937,771     11,130,694     3,599,535     11,885,302     13,742,869      6,320,158
                                           ------------     ----------     ---------     ----------     ----------     ----------

Net change in contract owners' equity ..      4,563,555     10,359,267     3,960,976      6,516,946     13,407,410      7,128,366
Contract owners' equity beginning
  of period ............................     24,323,563     13,105,151     1,074,715     47,371,947     24,600,286      4,744,546
                                           ------------     ----------     ---------     ----------     ----------     ----------
Contract owners' equity end of period ..   $ 28,887,118     23,464,418     5,035,691     53,888,893     38,007,696     11,872,912
                                           ============     ==========     =========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units ......................      2,097,033        897,019        95,893      3,295,764      1,555,137        365,486
                                           ------------     ----------     ---------     ----------     ----------     ----------
  Units purchased ......................        808,961        870,697       366,551      1,141,546      1,056,148        501,631
  Units redeemed .......................        (76,898)       (47,073)      (10,312)      (227,836)      (116,794)       (38,579)
                                           ------------     ----------     ---------     ----------     ----------     ----------
  Ending units .........................      2,829,096      1,720,643       452,132      4,209,474      2,494,491        828,538
                                           ============     ==========     =========     ==========     ==========     ==========

                                                         FidVGrOpS
                                            --------------------------------------
                                              2001          2000           1999
                                              ----          ----           ----
Investment activity:
Net investment income ..................         1,405        121,630        27,937
  Realized gain (loss) on investments...    (1,163,226)        46,745         9,733
  Change in unrealized gain (loss)
    on investments .....................       (96,696)    (1,175,929)      237,759
  Reinvested capital gains .............             -        662,022        55,207
                                            ----------     ----------     ---------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations .........................    (1,258,517)      (345,532)      330,636
                                            ----------     ----------     ---------
Equity transactions:

  Purchase payments received from
  contract owners ......................     2,353,065      2,248,241     1,032,001
  Transfers between funds ..............     1,308,939      1,226,971     2,700,468
  Surrenders ...........................      (165,027)       (34,444)      (11,730)
  Death benefits .......................       (12,750)        (6,863)       (5,534)
  Policy loans (net of repayments)
  (note 5) .............................       (78,550)       (41,756)       (3,328)
  Deductions for surrender charges
  (note 2d) ............................        18,294         (4,251)       (2,693)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)
  Asset charges (note 3): ..............      (641,901)      (477,525)     (219,814)
  FPVUL & VEL contracts ................             -        (18,987)       (8,628)
  MSP contracts ........................             -         (1,587)         (465)
  SL contracts .........................             -         (1,510)         (656)
                                            ----------     ----------     ---------
    Net equity transactions ............     2,782,070      2,888,289     3,479,621
                                            ----------     ----------     ---------
Net change in contract owners' equity        1,523,553      2,542,757     3,810,257
Contract owners' equity beginning
  of period ............................    14,159,293     10,194,072     2,419,614
                                            ----------     ----------     ---------
Contract owners' equity end of period ..    15,682,846     12,736,829     6,229,871
                                            ==========     ==========     =========

CHANGES IN UNITS:
  Beginning units ......................     1,359,801        798,468       194,457
                                            ----------     ----------     ---------
  Units purchased ......................       425,558        356,987       307,683
  Units redeemed .......................      (114,716)      (112,117)      (25,503)
                                            ----------     ----------     ---------
  Ending units .........................     1,670,643      1,043,338       476,637
                                            ==========     ==========     =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                    NSATEmmMGM                           NSATGTecGM
                                        ---------------------------------   --------------------------------
                                            2001       2000     1999          2001         2000       1999
                                            ----       ----     ----          ----         ----       ----
Investment activity:

  Net investment income ...............   $     141       -         -               94          -         -
  Realized gain (loss) on investments .     (10,709)      -         -          (13,372)         -         -
  Change in unrealized gain (loss)
    on investments ....................      (5,611)      -         -          (10,854)         -         -
  Reinvested capital gains ............         -         -         -             -             -         -
                                          ---------    ------    ------        -------       ------     ------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................     (16,179)      -         -          (24,132)         -         -
                                          ---------    ------    ------        -------       ------     ------

Equity transactions:

  Purchase payments received from
    contract owners ...................      26,654       -         -           21,956          -         -
  Transfers between funds .............     356,853       -         -          120,823          -         -
  Surrenders ..........................         (15)      -         -               (3)         -         -
  Death benefits ......................         -         -         -              -            -         -
  Policy loans (net of repayments)
    (note 5) ..........................        (345)      -         -              -            -         -
  Deductions for surrender charges
    (note 2d) .........................           2       -         -              -            -         -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................      (8,135)      -         -           (3,573)         -         -
  Asset charges (note 3):
    FPVUL & VEL contracts .............         -         -         -              -            -         -
    MSP contracts .....................         -         -         -              -            -         -
    SL contracts ......................         -         -         -              -            -         -
                                          ---------   -------   -------       --------      -------    -------
      Net equity transactions .........     375,014       -         -          139,203          -         -
                                          ---------   -------   -------       --------      -------    -------

  Net change in contract owners' equity     358,835       -         -          115,071          -         -
  Contract owners' equity beginning
    of period .........................      20,831       -         -           24,947          -         -
                                          ---------    ------    ------        -------       ------     ------
  Contract owners' equity end of period   $ 379,666       -         -          140,018          -         -
                                          =========    ======    ======        =======       ======     ======

CHANGES IN UNITS:
  Beginning units .....................       2,391       -         -           91,498          -         -
                                          ---------    ------    ------        -------       ------     ------
  Units purchased .....................      41,358       -         -          154,178          -         -
  Units redeemed ......................      (1,021)      -         -          (18,763)         -         -
                                          ---------    ------    ------        -------       ------     ------
  Ending units ........................      42,728       -         -          226,913          -         -
                                          =========    ======    ======        =======       ======     ======

                                                           NSATIntGGM
                                           --------------------------------------
                                             2001             2000         1999
                                             ----             ----         ----
Investment activity:
  Net investment income ...............       (1,507)           -           -
  Realized gain (loss) on investments .     (203,047)           -           -
  Change in unrealized gain (loss)
    on investments ....................       17,725            -           -
  Reinvested capital gains ............            -            -           -
                                            --------        --------     -------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................     (186,829)           -           -
                                            --------        --------     -------
Equity transactions:
  Purchase payments received from
    contract owners ...................      140,088            -           -
  Transfers between funds .............      510,352            -           -
  Surrenders ..........................         (705)           -           -
  Death benefits ......................            -            -           -
  Policy loans (net of repayments)
    (note 5) ..........................       (4,464)           -           -
  Deductions for surrender charges
    (note 2d) .........................           81            -           -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................      (41,363)           -           -
  Asset charges (note 3):
    FPVUL & VEL contracts .............            -            -           -
    MSP contracts .....................            -            -           -
    SL contracts ......................            -            -           -
                                             -------        --------     -------
  Net equity transactions .............      603,989            -           -
                                             -------        --------     -------

  Net change in contract owners' equity      417,160            -           -
  Contract owners' equity beginning
    of period .........................      550,602            -           -
                                             -------        --------     -------
  Contract owners' equity end of period      967,762            -           -
                                             =======        ========     =======

CHANGES IN UNITS:
  Beginning units .....................        2,697            -           -
                                             -------        --------     -------
  Units purchased .....................       16,592            -           -
  Units redeemed ......................         (441)           -           -
                                             -------        --------     -------
  Ending units ........................       18,848            -           -
                                             =======        ========     =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                        NSATBal                                      JanACapApS
                                         ---------------------------------------       ----------------------------------
                                            2001             2000           1999           2001         2000       1999
                                            ----             ----           ----           ----         ----       ----
Investment activity:
  Net investment income ...............   $     94,327        88,805        25,226        148,958          3,404    -
  Realized gain (loss) on investments .        (45,035)       53,362         4,985     (2,785,076)           596    -
  Change in unrealized gain (loss)
    on investments ....................       (129,490)       43,492        51,109     (1,033,899)      (483,525)   -
  Reinvested capital gains ............              -             -            24              -              -    -
                                             ---------     ---------     ---------      ---------      ---------  --------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................        (80,198)      185,659        81,344     (3,670,017)      (479,525)   -
                                             ---------     ---------     ---------      ---------      ---------  --------
Equity transactions:
  Purchase payments received from
    contract owners ...................      1,904,729       785,575       283,243      5,388,492      1,432,701    -
  Transfers between funds .............      2,979,058     2,238,788       736,828      9,228,696      8,796,661    -
  Surrenders ..........................        (56,273)      (58,259)       (2,842)       (57,509)       (10,876)   -
  Death benefits ......................           (929)            -             -        (52,508)             -    -
  Policy loans (net of repayments)
    (note 5) ..........................        (28,624)      (11,658)       (1,766)       (60,400)       (33,404)   -
  Deductions for surrender charges
    (note 2d) .........................          6,437        (7,189)         (652)         5,995         (1,342)   -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................       (276,622)     (131,283)      (72,021)    (1,177,870)      (162,848)   -
  Asset charges (note 3):
    FPVUL & VEL contracts .............              -        (4,811)       (2,474)             -         (6,939)   -
    MSP contracts .....................              -        (1,193)         (166)             -           (686)   -
    SL contracts ......................              -          (805)         (134)             -           (190)   -
                                             ---------     ---------     ---------      ---------      ---------  --------
  Net equity transactions .............      4,527,776     2,809,165       940,016     13,274,896     10,013,077    -
                                             ---------     ---------     ---------      ---------      ---------  --------

  Net change in contract owners' equity      4,447,578     2,994,824     1,021,360      9,604,879      9,533,552    -
  Contract owners' equity beginning
    of period .........................      6,798,298     3,483,413       731,439     22,182,258              -    -
                                             ---------     ---------     ---------      ---------      ---------  --------
  Contract owners' equity end of period   $ 11,245,876     6,478,237     1,752,799     31,787,137      9,533,552    -
                                          ============     =========     =========     ==========      =========  ========

CHANGES IN UNITS:
  Beginning units .....................        648,063       327,982        67,709      2,695,290              -    -
                                             ---------     ---------     ---------      ---------      ---------  --------
  Units purchased .....................        477,883       308,411        96,078      2,002,789      1,009,814    -
  Units redeemed ......................        (29,715)      (32,564)      (10,031)      (222,650)       (24,511)   -
                                             ---------     ---------     ---------      ---------      ---------  --------
  Ending units ........................      1,096,231       603,829       153,756      4,475,429        985,303    -
                                          ============     =========     =========     ==========      =========  ========

                                                                  JanAGlTchS
                                           ---------------------------------------------------
                                               2001                  2000            1999
                                               ----                  ----            ----
Investment activity:
  Net investment income ...............        65,768                 (844)            -
  Realized gain (loss) on investments .    (4,023,452)             (25,371)            -
  Change in unrealized gain (loss)
    on investments ....................      (697,396)            (454,800)            -
  Reinvested capital gains ............             -                    -             -
                                           ----------            -----------       -------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................    (4,655,080)            (481,015)            -
                                           ----------            -----------       -------
Equity transactions:

  Purchase payments received from
    contract owners ...................     4,765,034            2,311,477             -
  Transfers between funds .............     1,264,237           11,490,449             -
  Surrenders ..........................      (113,450)              (7,387)            -
  Death benefits ......................          (163)                   -             -
  Policy loans (net of repayments)
    (note 5) ..........................       (88,109)             (21,467)            -
  Deductions for surrender charges
    (note 2d) .........................        12,971                 (912)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................      (811,385)            (217,644)            -
  Asset charges (note 3):
    FPVUL & VEL contracts .............             -               (8,487)            -
    MSP contracts .....................             -               (1,768)            -
    SL contracts ......................             -                 (149)            -
                                           ----------            -----------     ---------
  Net equity transactions .............     5,029,135           13,544,112             -
                                           ----------            -----------     ---------

  Net change in contract owners' equity       374,055           13,063,097             -
  Contract owners' equity beginning
    of period .........................    15,657,912                    -             -
                                           ----------           ----------       ----------
  Contract owners' equity end of period    16,031,967           13,063,097             -
                                           ==========           ==========       ==========

CHANGES IN UNITS:
  Beginning units                           2,380,162                  -              -
                                           ----------            -----------     ---------
  Units purchased                           1,197,036            1,359,487            -
  Units redeemed                             (284,728)             (27,561)           -
                                           ----------          -----------       ---------
  Ending units                              3,292,470            1,331,926            -
                                           ==========           ==========       =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                            JanAIntGrS                           NSATMSecBd
                                              ---------------------------------- -----------------------------------------
                                                 2001         2000       1999        2001           2000            1999
                                                 ----         ----       ----        ----           ----            ----
Investment activity:
  Net investment income ...............   $    112,726        (1,131)     --        885,007        583,113        75,574
  Realized gain (loss) on investments .     (4,550,843)       17,201      --        (34,891)       (45,071)          356
  Change in unrealized gain (loss)
    on investments ....................        522,827      (606,421)     --       (770,095)      (100,407)      (99,986)
  Reinvested capital gains ............             --            --      --             --             --            --
                                          ------------     ---------    ------   ----------     ----------     ---------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................     (3,915,290)     (590,351)     --         80,021        437,635       (24,056)
                                          ------------     ---------    ------   ----------     ----------     ---------

Equity transactions:

  Purchase payments received from
    contract owners ...................      7,389,999       976,080      --      9,125,841      6,464,721       238,893
  Transfers between funds .............     10,281,493     8,799,640      --        672,419      2,282,262     2,330,900
  Surrenders ..........................       (112,224)      (10,798)     --        (84,332)        (5,812)         (133)
  Death benefits ......................         (2,724)         (930)     --        (10,445)            --        (2,397)
  Policy loans (net of repayments)
    (note 5) ..........................        (67,462)          466      --        (50,437)        (6,421)       (3,443)

  Deductions for surrender charges
    (note 2d) .........................         12,829        (1,333)     --          9,023           (717)          (31)

  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................       (973,745)     (128,136)     --       (397,274)      (208,047)      (61,726)
  Asset charges (note 3):
   FPVUL & VEL contracts ..............             --        (5,657)     --             --         (3,854)       (2,092)
   MSP contracts ......................             --          (463)     --             --        (14,645)          (59)
   SL contracts .......................             --          (110)     --             --           (414)          (43)
                                          ------------     ---------    ------   ----------     ----------     ---------
  Net equity transactions .............     16,528,166     9,628,759      --      9,264,795      8,507,073     2,499,869
                                          ------------     ---------    ------   ----------     ----------     ---------

Net change in contract owners' equity .     12,612,876     9,038,408      --      9,344,816      8,944,708     2,475,813
Contract owners' equity beginning
    of period .........................     18,627,233            --      --     26,316,626     13,173,327       922,533
                                          ------------     ---------    ------   ----------     ----------     ---------
Contract owners' equity end of period .   $ 31,240,109     9,038,408      --     35,661,442     22,118,035     3,398,346
                                          ============     =========    ======   ==========     ==========     =========


CHANGES IN UNITS:
  Beginning units .....................      2,253,062            --      --      2,433,129      1,283,724        90,322
                                          ------------     ---------    ------   ----------     ----------     ---------
  Units purchased .....................      2,464,616       907,706      --        876,517        857,666       258,730
  Units redeemed ......................       (237,634)      (16,046)     --        (31,288)       (34,175)       (8,199)
                                          ------------     ---------    ------   ----------     ----------     ---------
  Ending units ........................      4,480,044       891,660      --      3,278,358      2,107,215       340,853
                                          ============     =========    ======   ==========     ==========     =========




                                                         NSATCapAp
                                               ------------------------------------
                                               2001         2000              1999
                                               ----         ----              ----
Investment activity:
  Net investment income ...............       (40,033)        36,577         28,715
  Realized gain (loss) on investments .    (4,756,239)      (318,018)         7,205
  Change in unrealized gain (loss)
    on investments ....................       366,066        659,483      1,215,972
  Reinvested capital gains ............            --             --             --
                                           ----------      ---------      ---------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ........................    (4,430,206)       378,042      1,251,892
                                           ----------      ---------      ---------

Equity transactions:

  Purchase payments received from
    contract owners ...................     2,968,249      4,208,447      2,213,028
  Transfers between funds .............    (1,757,722)     1,585,624      4,024,027
  Surrenders ..........................      (576,693)      (185,074)       (39,415)
  Death benefits ......................       (17,742)        12,810         (1,334)
  Policy loans (net of repayments)
    (note 5) ..........................       (71,690)      (166,194)       (41,758)

  Deductions for surrender charges
   (note 2d) ..........................        61,046        (22,839)        (9,049)

  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................      (981,223)    (1,155,411)      (644,801)
  Asset charges (note 3):
   FPVUL & VEL contracts ..............            --        (41,598)       (21,904)
   MSP contracts ......................            --         (2,475)          (336)
   SL contracts .......................            --         (2,374)          (476)
                                           ----------      ---------      ---------
     Net equity transactions ..........      (375,775)     4,230,916      5,477,982
                                           ----------      ---------      ---------

Net change in contract owners' equity      (4,805,981)     4,608,958      6,729,874
Contract owners' equity beginning
    of period .........................    21,723,803     21,395,819      6,313,574
                                           ----------      ---------      ---------
Contract owners' equity end of period .    16,917,822     26,004,777     13,043,448
                                           ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................     2,348,405      1,644,036        485,911
                                           ----------      ---------      ---------
  Units purchased .....................       385,009        700,179        475,886
  Units redeemed ......................      (452,137)      (312,423)       (61,981)
                                           ----------      ---------      ---------
  Ending units ........................     2,281,277      2,031,792        899,816
                                           ==========     ==========     ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                       NSATGlob50                                      NSATGvtbd
                                                 ---------------------------------------------        -----------------------------
                                                        2001             2000           1999            2001              2000
                                                 ------------         ----------     ---------        ----------       ----------
Investment activity:
   Net investment income ....................     $    232,229          184,167           7,888        1,886,314          894,512
   Realized gain (loss) on investments ......         (315,956)         152,783           1,320          160,298         (147,901)
   Change in unrealized gain (loss)
     on investments .........................       (3,937,456)        (185,548)         57,525         (895,834)         350,373
   Reinvested capital gains .................             --               --             1,868             --               --
                                                  ------------      -----------      ----------      -----------      -----------
   Net increase (decrease) in contract
     owners' equity resulting from
       operations ...........................       (4,021,183)         151,402          68,601        1,150,778        1,096,984
                                                  ------------      -----------      ----------      -----------      -----------
Equity transactions:
   Purchase payments received from
     contract owners ........................        9,756,460        8,788,270         202,445       15,759,846        9,659,631
   Transfers between funds ..................       (1,081,111)       1,104,026       2,858,333       21,852,162        3,375,982
   Surrenders ...............................          (50,562)          (3,815)         (3,121)        (123,340)         (38,031)
   Death benefits ...........................          (28,327)            --            (6,264)         (56,157)            (652)
   Policy loans (net of repayments) (note 5)           (14,378)         (11,225)           (441)        (134,088)         (81,742)
   Deductions for surrender charges (note 2d)            5,368             (471)           (717)          12,942           (4,693)
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................         (298,359)        (193,211)        (45,933)      (1,210,231)        (565,154)
   Asset charges (note 3):
     FPVUL & VEL contracts ..................             --             (4,637)         (1,743)            --             (9,577)
     MSP contracts ..........................             --            (22,704)            (11)            --             (1,296)
     SL contracts ...........................             --               (236)            (10)            --             (3,774)
                                                  ------------      -----------      ----------      -----------      -----------
      Net equity transactions ...............        8,289,091        9,655,997       3,002,538       36,101,134       12,330,694
                                                  ------------      -----------      ----------      -----------      -----------

   Net change in contract owners' equity ....        4,267,908        9,807,399       3,071,139       37,251,912       13,427,678
   Contract owners' equity beginning
     of period ..............................       26,985,394       15,299,976         493,998       49,772,661       19,626,076
                                                  ------------      -----------      ----------      -----------      -----------
   Contract owners' equity end of period ....     $ 31,253,302       25,107,375       3,565,137       87,024,573       33,053,754
                                                  ============      ===========      ==========      ===========      ===========

CHANGES IN UNITS:
   Beginning units ..........................        2,256,557        1,116,697          41,464        4,270,820        1,882,004
                                                  ------------      -----------      ----------      -----------      -----------
   Units purchased ..........................          814,365          822,901         269,524        3,119,546        1,290,524
   Units redeemed ...........................          (31,932)         (98,348)         (5,060)         (78,009)        (115,830)
                                                  ------------      -----------      ----------      -----------      -----------
   Ending units .............................        3,038,990        1,841,250         305,928        7,312,357        3,056,698
                                                  ============      ===========      ==========      ===========      ===========

                                                   NSATGvtBd                            NSATMMkt
                                                 --------------      -----------------------------------------------
                                                        1999             2001             2000               1999
                                                     ----------      -----------       -----------        ----------
Investment activity:
   Net investment income ....................           312,444         6,091,722         3,930,686         1,056,574
   Realized gain (loss) on investments ......           (21,320)             --                --                --
   Change in unrealized gain (loss)
     on investments .........................          (488,411)             --                --                --
   Reinvested capital gains .................              --                --                --                --
                                                    -----------      ------------      ------------      ------------
   Net increase (decrease) in contract
     owners' equity resulting from
       operations ...........................          (197,287)        6,091,722         3,930,686         1,056,574
                                                    -----------      ------------      ------------      ------------
Equity transactions:
   Purchase payments received from
     contract owners ........................           992,725       302,891,638       213,283,493       124,540,161
   Transfers between funds ..................         7,668,165      (248,607,574)     (214,965,197)      (87,612,063)
   Surrenders ...............................            (3,001)       (3,435,144)         (637,711)          (23,560)
   Death benefits ...........................              --             (78,704)             --                --
   Policy loans (net of repayments) (note 5)             (1,175)       (1,572,454)       (1,604,420)       (1,549,078)
   Deductions for surrender charges (note 2d)              (689)          278,768           (78,695)           (5,408)
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................          (276,820)       (8,620,699)       (5,434,028)       (3,127,264)
   Asset charges (note 3):
     FPVUL & VEL contracts ..................            (5,694)             --            (117,205)          (65,503)
     MSP contracts ..........................              (182)             --             (22,376)           (7,878)
     SL contracts ...........................              (173)             --             (14,051)           (4,895)
                                                    -----------      ------------      ------------      ------------
      Net equity transactions ...............         8,373,156        40,855,831        (9,590,190)       32,144,512
                                                    -----------      ------------      ------------      ------------

   Net change in contract owners' equity ....         8,175,869        46,947,553        (5,659,504)       33,201,086
   Contract owners' equity beginning
     of period ..............................         4,697,908       232,825,649       139,970,995        25,135,081
                                                    -----------      ------------      ------------      ------------
   Contract owners' equity end of period ....        12,873,777       279,773,202       134,311,491        58,336,167
                                                    ===========      ============      ============      ============

CHANGES IN UNITS:
   Beginning units ..........................           436,992        20,561,523        13,058,280         2,395,406
                                                    -----------      ------------      ------------      ------------
   Units purchased ..........................           822,145         9,442,658        19,768,822        11,937,298
   Units redeemed ...........................           (31,244)       (6,044,726)      (20,779,202)       (8,862,188)
                                                    -----------      ------------      ------------      ------------
   Ending units .............................         1,227,893        23,959,455        12,047,900         5,470,516
                                                    ===========      ============      ============      ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                    NSATSmCapG                                NSATSmCapV
                                                 ---------------------------------------------    ---------------------------------
                                                      2001             2000          1999            2001             2000
                                                 ------------       ---------      ---------      ----------       ----------
Investment activity:
  Net investment income ....................     $    (14,271)           (307)          --           (42,904)          (2,106)
  Realized gain (loss) on investments ......       (1,737,967)        117,818           --           345,847           82,451
  Change in unrealized gain (loss)
    on investments .........................          924,698          (1,856)       127,000       4,826,713          690,804
  Reinvested capital gains .................             --               241           --              --               --
                                                 ------------       ---------      ---------      ----------       ----------
   Net increase (decrease) in contract
    owners' equity resulting from operations         (827,540)        115,896        127,000       5,129,656          771,149
                                                 ------------       ---------      ---------      ----------       ----------
Equity transactions:
  Purchase payments received from
    contract owners ........................        1,946,597         285,960      1,000,000       4,371,495        2,518,638
  Transfers between funds ..................        2,911,722       1,588,939           --         9,170,358        3,042,108
  Surrenders ...............................          (86,807)           --             --          (187,360)         (21,819)
  Death benefits ...........................             --              --             --            (1,007)            --
  Policy loans (net of repayments) (note 5)           (11,586)        (12,220)          --          (150,088)          (9,301)
  Deductions for surrender charges (note 2d)            9,930            --             --            21,332           (2,692)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................         (290,888)        (55,858)          --          (819,902)        (141,504)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................             --            (2,416)          --              --            (10,707)
    MSP contracts ..........................             --              (392)          --              --               (925)
    SL contracts ...........................             --               (56)          --              --               (404)
                                                 ------------       ---------      ---------      ----------       ----------
    Net equity transactions ................        4,478,968       1,803,957      1,000,000      12,404,828        5,373,394
                                                 ------------       ---------      ---------      ----------       ----------
Net change in contract owners' equity ......        3,651,428       1,919,853      1,127,000      17,534,484        6,144,543
Contract owners' equity beginning
  of period ................................        7,031,892       2,710,793           --        15,234,367        4,375,739
                                                 ------------       ---------      ---------      ----------       ----------
Contract owners' equity end of period ......     $ 10,683,320       4,630,646      1,127,000      32,768,851       10,520,282
                                                 ============       =========      =========      ==========       ==========


CHANGES IN UNITS:
  Beginning units ..........................          409,600         132,226           --         1,106,081          354,123
                                                 ------------       ---------      ---------      ----------       ----------
  Units purchased ..........................          307,242          87,622        100,000         837,695          439,082
  Units redeemed ...........................          (60,814)         (5,031)          --          (110,740)         (31,160)
                                                 ------------       ---------      ---------      ----------       ----------
  Ending units .............................          656,028         214,817        100,000       1,833,036          762,045
                                                 ============       =========      =========      ==========       ==========

                                                  NSATSmCapV                       NSATSmCo
                                                 ------------      -------------------------------------------
                                                    1999              2001             2000           1999
                                                  ---------        ----------      ----------       ---------
Investment activity:
  Net investment income ....................           (285)         (14,204)          (2,610)           (793)
  Realized gain (loss) on investments ......         32,350          475,995        1,356,395          (4,269)
  Change in unrealized gain (loss)
    on investments .........................        353,856         (389,822)        (168,069)        308,899
  Reinvested capital gains .................         79,340             --               --              --
                                                  ---------       ----------       ----------       ---------
   Net increase (decrease) in contract
    owners' equity resulting from operations        465,261           71,969        1,185,716         303,837
                                                  ---------       ----------       ----------       ---------
Equity transactions:
  Purchase payments received from
    contract owners ........................        241,558        6,917,661        3,561,795         497,006
  Transfers between funds ..................      1,087,965        7,177,784        7,303,130       1,372,683
  Surrenders ...............................           (129)        (144,497)         (36,829)           (466)
  Death benefits ...........................         (2,704)         (10,419)            (993)           --
  Policy loans (net of repayments) (note 5)          (1,138)        (144,555)         (30,678)         (7,498)
  Deductions for surrender charges (note 2d)            (30)          16,530           (4,545)           (107)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................        (89,863)      (1,161,468)        (408,358)       (122,428)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................         (3,520)            --            (16,819)         (5,055)
    MSP contracts ..........................            (82)            --             (1,619)           (263)
    SL contracts ...........................           (108)            --             (1,008)            (34)
                                                  ---------       ----------       ----------       ---------
    Net equity transactions ................      1,231,949       12,651,036       10,364,076       1,733,838
                                                  ---------       ----------       ----------       ---------
Net change in contract owners' equity ......      1,697,210       12,723,005       11,549,792       2,037,675
Contract owners' equity beginning
  of period ................................      1,032,337       43,018,119       13,108,341       1,610,449
                                                  ---------       ----------       ----------       ---------
Contract owners' equity end of period ......      2,729,547       55,741,124       24,658,133       3,648,124
                                                  =========       ==========       ==========       =========
CHANGES IN UNITS:
  Beginning units ..........................        106,497        2,746,658          900,802         159,462
                                                  ---------       ----------       ----------       ---------
  Units purchased ..........................        131,359        1,016,019          721,448         197,241
  Units redeemed ...........................         (9,694)         (86,678)         (35,629)        (14,405)
                                                  ---------       ----------       ----------       ---------
  Ending units .............................        228,162        3,675,999        1,586,621         342,298
                                                  =========       ==========       ==========       =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                      NSATStrVal                                        NSATTotRtn
                                                  --------------------------------------------      -------------------------------
                                                       2001              2000         1999              2001               2000
                                                  -----------        ---------        -------        ----------        ----------
INVESTMENT ACTIVITY:
  Net investment income ....................      $     2,155            4,653          2,353           155,261            72,554
  Realized gain (loss) on investments ......           (7,384)          40,730          6,255          (788,130)          181,162
  Change in unrealized gain (loss)
    on investments .........................          (12,189)         (45,250)        33,504        (1,924,019)          666,775
  Reinvested capital gains .................             --               --            7,914              --                --
                                                  -----------        ---------        -------        ----------        ----------
  Net increase (decrease) in contract
    owners' equity resulting from operations          (17,418)             133         50,026        (2,556,888)          920,491
                                                  -----------        ---------        -------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................          144,980           95,982         51,478         4,999,322         5,145,320
  Transfers between funds ..................          820,999           76,006        250,989        63,955,208         1,175,153
  Surrenders ...............................           (7,459)          (1,963)           (45)         (588,014)         (165,902)
  Death benefits ...........................             --               --             --             (13,797)           18,670
  Policy loans (net of repayments) (note 5)            (6,203)              16           --            (165,704)         (322,848)
  Deductions for surrender charges (note 2d)              853             (242)           (10)           59,920           (20,473)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................          (46,224)         (30,403)       (16,293)       (2,026,383)       (1,606,959)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................             --             (1,769)          (989)             --             (57,783)
    MSP contracts ..........................             --               (101)           (14)             --              (2,878)
    SL contracts ...........................             --               (268)          --                --              (5,088)
                                                  -----------        ---------        -------        ----------        ----------
      Net equity transactions ..............          906,946          137,258        285,116        66,220,552         4,157,212
                                                  -----------        ---------        -------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......          889,528          137,391        335,142        63,663,664         5,077,703
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................        1,228,751          942,125        345,974        33,092,473        23,844,217
                                                  -----------        ---------        -------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      $ 2,118,279        1,079,516        681,116        96,756,137        28,921,920
                                                  ===========        =========        =======        ==========        ==========

CHANGES IN UNITS:
  Beginning units ..........................          117,590           96,897         34,463         2,716,400         1,894,394
                                                  -----------        ---------        -------        ----------        ----------
  Units purchased ..........................          101,204           27,611         29,663         7,219,976           622,180
  Units redeemed ...........................          (11,862)         (12,130)        (1,702)         (256,960)         (277,014)
                                                  -----------        ---------        -------        ----------        ----------
  Ending units .............................          206,932          112,378         62,424         9,679,416         2,239,560
                                                  ===========        =========        =======        ==========        ==========

                                                    NSATTotRtn                           NBAMTGuard
                                                  ---------------        -------------------------------------------
                                                           1999             2001             2000              1999
                                                       ----------        ---------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income ....................               47,845           12,268           16,341            3,815
  Realized gain (loss) on investments ......                7,852           31,989           68,174            9,327
  Change in unrealized gain (loss)
    on investments .........................            1,209,437         (309,147)          21,032          227,293
  Reinvested capital gains .................                4,930          372,331             --               --
                                                       ----------        ---------        ---------        ---------
  Net increase (decrease) in contract
    owners' equity resulting from operations            1,270,064          107,441          105,547          240,435
                                                       ----------        ---------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................            3,269,865          943,972          457,123           77,167
  Transfers between funds ..................            3,783,209        2,975,439           60,593          897,236
  Surrenders ...............................              (50,099)        (101,190)         (12,302)          (3,199)
  Death benefits ...........................               (1,369)            --               --               --
  Policy loans (net of repayments) (note 5)              (205,862)         (10,933)          (3,183)             231
  Deductions for surrender charges (note 2d)              (11,501)          11,565           (1,518)            (734)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................             (921,644)        (217,212)        (114,211)         (63,462)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................              (29,322)            --             (5,926)          (3,064)
    MSP contracts ..........................                 (473)            --               (199)             (10)
    SL contracts ...........................                 (936)            --               (281)             (26)
                                                       ----------        ---------        ---------        ---------
      Net equity transactions ..............            5,831,868        3,601,641          380,096          904,139
                                                       ----------        ---------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......            7,101,932        3,709,082          485,643        1,144,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................            8,293,822        5,440,586        2,958,607        1,195,874
                                                       ----------        ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ......           15,395,754        9,149,668        3,444,250        2,340,448
                                                       ==========        =========        =========        =========

CHANGES IN UNITS:
  Beginning units ..........................              702,435          396,791          202,892           56,533
                                                       ----------        ---------        ---------        ---------
  Units purchased ..........................              576,399          334,964           54,886          105,543
  Units redeemed ...........................             (101,039)         (51,703)         (28,972)          (7,255)
                                                       ----------        ---------        ---------        ---------
  Ending units .............................            1,177,795          680,052          228,806          154,821
                                                       ==========        =========        =========        =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                          NBAMTMCGr                                     NBAMTPart
                                                  ------------------------------------------------     ----------------------------
                                                        2001               2000             1999            2001             2000
                                                  ------------        ----------        ----------     ----------        ---------
INVESTMENT ACTIVITY:
  Net investment income ....................      $    (74,778)          (16,220)            (780)         12,799           53,774
  Realized gain (loss) on investments ......        (9,629,711)        3,097,841           35,226        (383,118)        (114,228)
  Change in unrealized gain (loss)
    on investments .........................         5,744,639        (1,599,352)         133,372         (36,981)      (1,180,991)
  Reinvested capital gains .................              --               6,497           37,807         345,807        1,184,100
                                                  ------------        ----------        ---------      ----------        ---------
  Net increase (decrease) in contract
    owners' equity resulting from operations        (3,959,850)        1,488,766          205,625         (61,493)         (57,345)
                                                  ------------        ----------        ---------      ----------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................         6,739,093         6,930,709          772,982         952,861          943,066
  Transfers between funds ..................         7,857,070         7,321,356        1,494,164         903,098         (224,114)
  Surrenders ...............................          (185,514)          (38,472)            (224)       (140,541)        (106,167)
  Death benefits ...........................           (18,926)             --               --              (152)            (502)
  Policy loans (net of repayments) (note 5)           (385,576)          (57,762)            (463)        (36,341)         (58,711)
  Deductions for surrender charges (note 2d)            21,109            (4,748)             (51)         15,647          (13,101)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................        (1,254,645)         (454,855)        (115,531)       (341,094)        (261,507)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................              --             (17,799)          (3,922)           --            (12,644)
    MSP contracts ..........................              --              (1,764)            (167)           --             (1,492)
    SL contracts ...........................              --                (866)            (142)           --               (683)
                                                  ------------        ----------        ---------      ----------        ---------
    Net equity transactions ................        12,772,611        13,675,799        2,146,646       1,353,478          264,145
                                                  ------------        ----------        ---------      ----------        ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ......         8,812,761        15,164,565        2,352,271       1,291,985          206,800
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................        36,813,938        12,183,682          741,146       9,728,389        7,461,260
                                                  ------------        ----------        ---------      ----------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      $ 45,626,699        27,348,247        3,093,417      11,020,374        7,668,060
                                                  ============        ==========        =========      ==========        =========

CHANGES IN UNITS:
  Beginning units ..........................         2,122,060           640,951           85,872         890,267          676,989
                                                  ------------        ----------        ---------      ----------        ---------
  Units purchased ..........................         1,062,928           682,300          143,644         175,504          147,317
  Units redeemed ...........................          (112,814)          (28,211)          (8,967)        (49,539)        (123,584)
                                                  ------------        ----------        ---------      ----------        ---------
  Ending units .............................         3,072,174         1,295,040          220,549       1,016,232          700,722
                                                  ============        ==========        =========      ==========        =========


                                                   NBAMTPart                             OppAggGrVA
                                                 -------------------   ------------------------------------------------
                                                           1999               2001              2000              1999
                                                        ---------        ----------        ----------        ---------
INVESTMENT ACTIVITY:
  Net investment income ....................               56,138           404,232           (16,779)            (188)
  Realized gain (loss) on investments ......               (2,384)       (9,386,608)        2,138,896           11,268
  Change in unrealized gain (loss)
    on investments .........................              516,251       (16,799,998)          788,259          357,043
  Reinvested capital gains .................               98,874         7,963,996           950,033             --
                                                        ---------        ----------        ----------        ---------
  Net increase (decrease) in contract
    owners' equity resulting from operations              668,879       (17,818,378)        3,860,409          368,123
                                                        ---------        ----------        ----------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................            1,021,328        16,275,278        10,657,578          672,775
  Transfers between funds ..................              857,854         7,663,912        19,252,695          772,326
  Surrenders ...............................              (30,095)         (528,182)          (44,964)            (890)
  Death benefits ...........................               (7,201)          (53,503)             (752)          (2,625)
  Policy loans (net of repayments) (note 5)                (3,883)         (290,921)         (116,594)          (9,863)
  Deductions for surrender charges (note 2d)               (6,909)           60,014            (5,549)            (204)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................             (224,484)       (2,048,046)         (880,302)        (124,017)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................              (10,234)             --             (31,363)          (4,165)
    MSP contracts ..........................                 (508)             --              (5,678)             (48)
    SL contracts ...........................                 (152)             --              (2,178)              (6)
                                                        ---------        ----------        ----------        ---------
    Net equity transactions ................            1,595,716        21,078,552        28,822,893        1,303,283
                                                        ---------        ----------        ----------        ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ......            2,264,595         3,260,174        32,683,302        1,671,406
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................            4,158,315        56,970,661        11,353,417        1,143,530
                                                        ---------        ----------        ----------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ......            6,422,910        60,230,835        44,036,719        2,814,936
                                                        =========        ==========        ==========        =========

CHANGES IN UNITS:
  Beginning units ..........................              401,819         3,428,074           570,019          101,944
                                                        ---------        ----------        ----------        ---------
  Units purchased ..........................              207,055         1,879,637         1,387,724          122,165
  Units redeemed ...........................              (59,115)         (260,634)          (47,699)         (12,675)
                                                        ---------        ----------        ----------        ---------
  Ending units .............................              549,759         5,047,077         1,910,044          211,434
                                                        =========        ==========        ==========        =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                     OppCapApVA                                        OppGISecVA
                                                  -------------------------------------------------     ---------------------------
                                                        2001               2000             1999             2001            2000
                                                  ------------        ----------        ---------        ----------        -------
INVESTMENT ACTIVITY:
  Net investment income ....................      $    249,652            14,911            9,891            22,652            (84)
  Realized gain (loss) on investments ......          (947,738)        1,213,060              632        (1,029,704)         1,903
  Change in unrealized gain (loss)
    on investments .........................        (7,458,776)         (910,520)         410,878           166,646         52,841
  Reinvested capital gains .................         5,442,934         1,434,225          110,334           697,893           --
                                                  ------------        ----------        ---------        ----------        -------
  Net increase (decrease) in contract
    owners'equity resulting from operations         (2,713,928)        1,751,676          531,735          (142,513)        54,660
                                                  ------------        ----------        ---------        ----------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        12,751,724         5,916,820          965,480         2,167,935         17,487
  Transfers between funds ..................        18,023,387         9,419,815        1,951,079         6,279,099        805,555
  Surrenders ...............................          (554,219)       (1,260,575)          (3,088)             (422)          --
  Death benefits ...........................            (6,009)           (1,744)            --                --             --
  Policy loans (net of repayments) (note 5)           (105,548)         (112,161)         (16,133)           (5,736)            (1)
  Deductions for surrender charges (note 2d)            62,168          (155,559)            (709)               48           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................        (1,839,089)         (773,070)        (230,253)         (204,941)        (1,994)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................              --             (30,130)          (8,192)             --              (36)
    MSP contracts ..........................              --              (3,213)             (60)             --             --
    SL contracts ...........................              --              (1,846)            (279)             --             --
                                                  ------------        ----------        ---------        ----------        -------
      Net equity transactions ..............        28,332,414        12,998,337        2,657,845         8,235,983        821,011
                                                  ------------        ----------        ---------        ----------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......        25,618,486        14,750,013        3,189,580         8,093,470        875,671
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................        45,091,481        13,693,604        2,045,491         4,010,050           --
                                                  ------------        ----------        ---------        ----------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      $ 70,709,967        28,443,617        5,235,071        12,103,520        875,671
                                                  ============        ==========        =========        ==========        =======

CHANGES IN UNITS:
  Beginning units ..........................         2,839,064           806,675          165,067           418,007           --
                                                  ------------        ----------        ---------        ----------        -------
  Units purchased ..........................         2,056,430           944,297          220,928         1,310,691         86,826
  Units redeemed ...........................          (139,667)         (135,757)         (19,516)         (348,936)          (206)
                                                  ------------        ----------        ---------        ----------        -------
  Ending units .............................         4,755,827         1,615,215          366,479         1,379,762         86,620
                                                  ============        ==========        =========        ==========        =======

                                                   OppGISecVA                    OppMGrinVA
                                                   ----------   ---------------------------------------------
                                                     1999           2001             2000              1999
                                                    --------   ----------        ----------        ---------
INVESTMENT ACTIVITY:
  Net investment income ....................           --          71,816            34,720            9,640
  Realized gain (loss) on investments ......           --        (799,047)          153,764          (37,076)
  Change in unrealized gain (loss)
    on investments .........................           --        (380,539)         (597,224)         327,414
  Reinvested capital gains .................           --            --             509,013           17,163
                                                    --------   ----------        ----------        ---------
  Net increase (decrease) in contract
    owners'equity resulting from operations            --      (1,107,770)          100,273          317,141
                                                    --------   ----------        ----------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................           --       3,507,442         2,241,278          486,840
  Transfers between funds ..................           --       2,554,044         5,538,692          782,275
  Surrenders ...............................           --        (366,552)          (38,283)          (9,788)
  Death benefits ...........................           --         (28,649)            7,734           (1,930)
  Policy loans (net of repayments) (note 5)            --         (51,865)         (116,815)          (8,491)
  Deductions for surrender charges (note 2d)           --          41,400            (4,724)          (2,247)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................           --        (968,068)         (409,466)        (120,038)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................           --            --             (15,578)          (4,598)
    MSP contracts ..........................           --            --              (2,673)             (49)
    SL contracts ...........................           --            --              (1,386)            (138)
                                                    --------   ----------        ----------        ---------
      Net equity transactions ..............           --       4,687,752         7,198,779        1,121,836
                                                    --------   ----------        ----------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......           --       3,579,982         7,299,052        1,438,977
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................           --      20,875,006         6,929,691        1,627,582
                                                    --------   ----------        ----------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ......           --      24,454,988        14,228,743        3,066,559
                                                    ========   ==========        ==========        =========

CHANGES IN UNITS:
  Beginning units ..........................           --       1,862,664           558,424          158,153
                                                    --------   ----------        ----------        ---------
  Units purchased ..........................           --         949,143           644,152          118,872
  Units redeemed ...........................           --        (481,065)          (48,523)         (15,409)
                                                    --------   ----------        ----------        ---------
  Ending units .............................           --       2,330,742         1,154,053          261,616
                                                    ========   ==========        ==========        =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                     StOpp2                               NSATStrGro
                                                    -----------------------------------------   ----------------------------------
                                                         2001              2000       1999          2001               2000
                                                    ------------        ---------   ---------   ----------        ----------
Investment activity:
  Net investment income ......................      $     (6,078)            (167)      --         (47,937)          (13,902)
  Realized gain (loss) on investments ........          (499,854)             (24)      --      (5,290,653)        1,072,043
  Change in unrealized gain (loss)
    on investments ...........................           497,164          (31,559)      --       2,485,378          (681,644)
  Reinvested capital gains ...................              --               --         --            --                --
                                                    ------------        ---------   ---------   ----------        ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations            (8,768)         (31,750)      --      (2,853,212)          376,497
                                                    ------------        ---------   ---------   ----------        ----------
Equity transactions:
  Purchase payments received from
    contract owners ..........................         3,273,892           37,444       --       2,383,622         4,015,140
  Transfers between funds ....................         6,894,758        1,547,544       --       3,108,636         9,166,017
  Surrenders .................................                46             --         --        (234,447)         (156,467)
  Death benefits .............................              --               --         --         (51,013)             --
  Policy loans (net of repayments) (note 5) ..           (31,483)            --         --         (17,516)          (54,837)
  Deductions for surrender charges (note 2d) .                (5)            --         --          26,532           (19,308)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ........................          (246,314)          (3,765)      --        (750,572)         (327,078)
  Asset charges (note 3):
    FPVUL & VEL contracts ....................              --                (29)      --            --             (13,869)
    MSP contracts ............................              --                 (5)      --            --                (715)
    SL contracts .............................              --                (23)      --            --                (366)
                                                    ------------        ---------   ---------   ----------        ----------
      Net equity transactions ................         9,890,894        1,581,166       --       4,465,242        12,608,517
                                                    ------------        ---------   ---------   ----------        ----------

Net change in contract owners' equity ........         9,882,126        1,549,416       --       1,612,030        12,985,014
Contract owners' equity beginning
  of period ..................................         5,062,449             --         --      27,712,803        10,916,878
                                                    ------------        ---------   ---------   ----------        ----------
Contract owners' equity end of period ........      $ 14,944,575        1,549,416       --      29,324,833        23,901,892
                                                    ============        =========   =========   ==========        ==========

CHANGES IN UNITS:
  Beginning units ............................           514,109             --         --       1,716,211           580,219
                                                    ------------        ---------   ---------   ----------        ----------
  Units purchased ............................         1,023,831          161,035       --         535,578           684,438
  Units redeemed .............................           (21,688)            (341)      --        (160,244)          (57,647)
                                                    ------------        ---------   ---------   ----------        ----------
  Ending units ...............................         1,516,252          160,694       --       2,091,545         1,207,010
                                                    ============        =========   =========   ==========        ==========


                                                   NSATStrGro            NSATGFocTU
                                                   ----------     --------------------------
                                                      1999           2001       2000    1999
                                                   ---------      ----------   ------  ------
Investment activity:
  Net investment income ......................           (48)          (440)      --     --
  Realized gain (loss) on investments ........        18,749        (62,903)      --     --
  Change in unrealized gain (loss)
    on investments ...........................       151,672        (13,302)      --     --
  Reinvested capital gains ...................          --             --         --     --
                                                   ---------      ----------   ------  ------
    Net increase (decrease) in contract
      owners' equity resulting from operations       170,373        (76,645)      --     --
                                                   ---------      ----------   ------  ------
Equity transactions:
  Purchase payments received from
    contract owners ..........................       147,071         40,789       --     --
  Transfers between funds ....................       494,262        198,606       --     --
  Surrenders .................................        (3,472)            (9)      --     --
  Death benefits .............................          --             --         --     --
  Policy loans (net of repayments) (note 5) ..        (3,430)            (6)      --     --
  Deductions for surrender charges (note 2d) .          (797)             1       --     --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ........................       (38,416)       (10,926)      --     --
  Asset charges (note 3):
    FPVUL & VEL contracts ....................        (1,430)          --         --     --
    MSP contracts ............................            (6)          --         --     --
    SL contracts .............................            (4)          --         --     --
                                                   ---------      ----------   ------  ------
      Net equity transactions ................       593,778        228,455       --     --
                                                   ---------      ----------   ------  ------

Net change in contract owners' equity ........       764,151        151,810       --     --
Contract owners' equity beginning
  of period ..................................       428,087         78,536       --     --
                                                   ---------      ----------   ------  ------
Contract owners' equity end of period ........     1,192,238        230,346       --     --
                                                   =========        =======    ======  ======

CHANGES IN UNITS:
  Beginning units ............................        37,396         12,379       --     --
                                                   ---------      ----------   ------  ------
  Units purchased ............................        49,845         41,885       --     --
  Units redeemed .............................        (4,211)        (4,434)      --     --
                                                   ---------      ----------   ------  ------
  Ending units ...............................        83,030         49,830       --     --
                                                   =========        =======    ======  ======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,  2001, 2000 AND 1999
(UNAUDITED)

                                                                        MSUEmMkt                              MSUMCapGr
                                                    --------------------------------------------      ---------------------------
                                                         2001              2000           1999            2001            2000
                                                    -----------        ---------        -------        ---------        ------
Investment activity:
  Net investment income ......................      $    (5,118)            (440)            (6)          (1,889)           (6)
  Realized gain (loss) on investments ........           56,275           30,724          2,107         (254,846)       23,950
  Change in unrealized gain (loss)
    on investments ...........................          160,546           24,341         34,614           88,578          (106)
  Reinvested capital gains ...................             --               --             --               --            --
                                                    -----------        ---------        -------        ---------        ------
    Net increase (decrease) in contract
      owners' equity resulting from operations          211,703           54,625         36,715         (168,157)       23,838
                                                    -----------        ---------        -------        ---------        ------

Equity transactions:
  Purchase payments received from
    contract owners ..........................          341,010          245,388         37,535          389,419           116
  Transfers between funds ....................           61,857          351,382        240,333          884,809          (945)
  Surrenders .................................          (14,050)              (5)           (12)          (2,668)         --
  Death benefits .............................             --               --             --               --            --
  Policy loans (net of repayments) (note 5) ..          (10,422)          (2,123)          (298)          (4,808)         --
  Deductions for surrender charges (note 2d) .            1,607               (1)            (3)             305          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ........................          (88,512)         (29,307)       (11,298)         (40,475)         (530)
Asset charges (note 3):
  FPVUL & VEL contracts ......................             --             (1,277)          (492)            --              (4)
  MSP contracts ..............................             --                (22)            (1)            --            --
  SL contracts ...............................             --               (119)          --               --            --
                                                    -----------        ---------        -------        ---------        ------
    Net equity transactions ..................          291,490          563,916        265,764        1,226,582        (1,363)
                                                    -----------        ---------        -------        ---------        ------

Net change in contract owners' equity ........          503,193          618,541        302,479        1,058,425        22,475
Contract owners' equity beginning
  of period ..................................        1,496,435          689,792        157,510          841,007          --
                                                    -----------        ---------        -------        ---------        ------
Contract owners' equity end of period ........      $ 1,999,628        1,308,333        459,989        1,899,432        22,475
                                                    ===========        =========        =======        =========        ======

CHANGES IN UNITS:
  Beginning units ............................          146,421           75,186         21,992           96,842          --
                                                    -----------        ---------        -------        ---------        ------
  Units purchased ............................           74,708           58,903         36,562          174,139         2,326
  Units redeemed .............................          (32,245)          (6,466)        (1,684)          (6,388)          (57)
                                                    -----------        ---------        -------        ---------        ------
  Ending units ...............................          188,884          127,623         56,870          264,593         2,269
                                                    ===========        =========        =======        =========        ======

                                                  MSUMCapGr                   MSUUSRealE
                                                   -------     ---------------------------------------------
                                                     1999         2001            2000              1999
                                                    ------     ---------        ---------        ---------
Investment activity:
  Net investment income ......................         --         (13,377)         102,070           54,324
  Realized gain (loss) on investments ........         --          63,943            7,271            4,036
  Change in unrealized gain (loss)
    on investments ...........................         --         711,428          205,617           52,143
  Reinvested capital gains ...................         --            --               --               --
                                                    ------      ---------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from operations         --         761,994          314,958          110,503
                                                    ------      ---------        ---------        ---------

Equity transactions:
  Purchase payments received from
    contract owners ..........................         --       1,881,761          592,669          212,115
  Transfers between funds ....................         --       3,281,847        1,104,273          456,135
  Surrenders .................................         --         (45,636)          (7,921)          (3,191)
  Death benefits .............................         --            (259)            (503)            --
  Policy loans (net of repayments) (note 5) ..         --         (36,593)          (2,538)            (762)
  Deductions for surrender charges (note 2d) .         --           5,221             (978)            (732)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ........................         --        (225,766)         (64,172)        (152,576)
Asset charges (note 3):
  FPVUL & VEL contracts ......................         --            --             (3,066)          (2,161)
  MSP contracts ..............................         --            --               (333)             (80)
  SL contracts ...............................         --            --               (270)             (14)
                                                    ------      ---------        ---------        ---------
    Net equity transactions ..................         --       4,860,575        1,617,161          508,734
                                                    ------      ---------        ---------        ---------

Net change in contract owners' equity ........         --       5,622,569        1,932,119          619,237
Contract owners' equity beginning
  of period ..................................         --       5,035,778        1,583,385          717,117
                                                    ------      ---------        ---------        ---------
Contract owners' equity end of period ........         --      10,658,347        3,515,504        1,336,354
                                                    ======     ==========        =========        =========

CHANGES IN UNITS:
  Beginning units ............................         --         455,844          185,170           81,141
                                                    ------      ---------        ---------        ---------
  Units purchased ............................         --         478,964          200,864           69,244
  Units redeemed .............................         --         (65,371)         (30,500)         (11,034)
                                                    ------      ---------        ---------        ---------
  Ending units ...............................         --         869,437          355,534          139,351
                                                    ======     ==========        =========        =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,  2001, 2000 AND 1999
(UNAUDITED)


                                                                  VEWwEmgMkt                                VEWwHrdAst
                                                ------------------------------------------     ------------------------------------
                                                     2001           2000          1999            2001         2000         1999
                                                -----------      ---------      ---------      ---------      -------      -------
Investment activity:
  Net investment income ....................    $    (9,790)          (785)           (29)        12,825        6,088        2,196
  Realized gain (loss) on investments ......       (815,359)       318,655         60,453         (3,657)       4,978       15,149
  Change in unrealized gain (loss)
    on investments .........................        759,552       (811,743)       195,905        (81,960)     (17,376)      24,267
  Reinvested capital gains .................           --             --             --             --           --           --
                                                -----------      ---------      ---------      ---------      -------      -------
  Net increase (decrease) in contract
    owners' equity resulting from operations        (65,597)      (493,873)       256,329        (72,792)      (6,310)      41,612
                                                -----------      ---------      ---------      ---------      -------      -------

Equity transactions:
  Purchase payments received from
    contract owners ........................      1,008,871      1,001,317         90,324        112,463       50,166       35,368
  Transfers between funds ..................        456,000      1,477,662        425,791        593,770      149,123       82,837
  Surrenders ...............................        (25,780)       (26,333)          (136)        (1,618)        (751)        (101)
  Death benefits ...........................           --             --             --             --           --           --
  Policy loans (net of repayments) (note 5)         (23,716)        (2,978)          (264)        (5,432)        (659)        --
  Deductions for surrender charges (note 2d)          2,927         (3,250)           (31)           185          (93)         (23)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ......................       (211,056)      (139,381)       (33,929)       (49,663)     (18,671)     (14,830)
  Asset charges (note 3):
    FPVUL & VEL contracts ..................           --           (6,589)        (1,243)          --           (886)        (474)
    MSP contracts ..........................           --             (469)           (62)          --           (149)         (53)
    SL contracts ...........................           --             (808)            (2)          --            (36)        --
                                                -----------      ---------      ---------      ---------      -------      -------
      Net equity transactions ..............      1,207,246      2,299,171        480,448        649,705      178,044      102,724
                                                -----------      ---------      ---------      ---------      -------      -------

Net change in contract owners' equity ......      1,141,649      1,805,298        736,777        576,913      171,734      144,336
Contract owners' equity beginning
  of period ................................      3,608,597      2,686,906        289,195      1,316,349      444,898      154,245
                                                -----------      ---------      ---------      ---------      -------      -------
Contract owners' equity end of period ......    $ 4,750,246      4,492,204      1,025,972      1,893,262      616,632      298,581
                                                ===========      =========      =========      =========      =======      =======

CHANGES IN UNITS:
  Beginning units ..........................        466,520        204,110         43,904        141,512       53,265       22,344
                                                -----------      ---------      ---------      ---------      -------      -------
  Units purchased ..........................        185,990        220,151         67,768         77,107       28,110       17,199
  Units redeemed ...........................        (35,771)       (33,096)        (4,823)        (8,268)     (10,312)      (2,962)
                                                -----------      ---------      ---------      ---------      -------      -------
  Ending units .............................        616,739        391,165        106,849        210,351       71,063       36,581
                                                ===========      =========      =========      =========      =======      =======

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT- 4
                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2001, 2000 AND 1999
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT
        - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

        The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
              American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP -American Century VP Value (ACVPValue)

            Portfolios of the Credit Suisse Warburg Pincus Trust;
              Credit Suisse Warburg Pincus Trust - Global Post - Venture Capital
                Portfolio (WPGlPVenCp)
              Credit Suisse Warburg Pincus Trust - International Equity
                Portfolio (WPIntEq)
              Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

            Dreyfus Stock Index Fund (DryStkIx)

            Dreyfus IP - European Equity Portfolio (DryEuroEq)

            Fund of the Dreyfus - Nationwide Separate Account Trust (NSAT);
              Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)

            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVApp)

            Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

            Funds of the Federated - Nationwide Separate Account Trust (NSAT);
              Federated NSAT - Equity-Income Fund (NSATEqInc)
              Federated NSAT - High Income Bond Fund (NSATHIncBd)

            Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS) Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
              Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT- 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


            Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
              Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)

            Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio - Service Class
                (FidVGrOpS)

            Funds of the Gartmore - Nationwide Separate Account Trust (NSAT);
              Gartmore NSAT - Emerging Markets Fund (NSATEmmMGM)
              Gartmore NSAT - Global Technology & Communication Fund
                (NSATGTecGM)
              Gartmore NSAT - International Growth Fund (NSATIntGGM)

            Fund of the J.P. Morgan - Nationwide Separate Account Trust (NSAT);
              J.P. Morgan NSAT - Balanced Fund (NSATBal)

            Portfolios of Janus Aspen Series;
              Janus Aspen Series - Capital Appreciation Portfolio - Service
                Shares (JanACapApS)
              Janus Aspen Series - Global Technology Portfolio - Service Shares
                (JanAGlTchS)
              Janus Aspen Series - International Growth Portfolio - Service
                Shares (JanAIntGrS)

            Fund of the MAS - Nationwide Separate Account Trust (NSAT);
              MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT);
              Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Global 50 Fund (NSATGlob50)
              Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - Money Market Fund (NSATMMkt)
              Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
              Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
              Nationwide SAT - Small Company Fund (NSATSmCo)
              Nationwide SAT - Strategic Value Fund (NSATStrVal)
              Nationwide SAT - Total Return Fund (NSATTotRtn)

            Portfolios of the Neuberger & Berman Advisers Management Trust
              (Neuberger & Berman AMT);
              Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

            Funds of the Oppenheimer Variable Account Funds;
              Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

            Strong Opportunity Fund II, Inc. (StOpp2)

            Fund of the Strong - Nationwide Separate Account Trust (NSAT);
              Strong NSAT - Mid Cap Growth Fund (NSATStrGro)

            Fund of the Turner - Nationwide Separate Account Trust (NSAT);
              Turner NSAT - Growth Focus Fund (NSATGFocTU)

            Portfolios of The Universal Institutional Funds, Inc.

              The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt) (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
              The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr) (formerly Morgan Stanley - Mid Cap Growth Portfolio) The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE) (formerly Van Kampen Morgan Stanley - U.S. Real Estate Portfolio)

            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)


        At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  POLICY CHARGES

    (a) Deductions from Premium

        On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

        The above charges are assessed against each contract by liquidating units.

    (d) Surrender Charges

        Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

        No surrender charge is assessed on any contract surrendered after the eighth year.

        The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3) ASSET CHARGES

    For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

    For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

    For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

    For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4) DEATH BENEFITS

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

    Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                   (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)  FINANCIAL HIGHLIGHTS

         The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the expense ratios and total return for each of the years in the six-month period ended June 30, 2001.

The following is a summary for 2001:

                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

     American Century VP Income & Growth .............        1,019,586     12.872867     $ 13,124,995        0.00%     -3.81%

     American Century VP International ...............        1,611,270     12.939244       20,848,616        0.00%    -20.15%

     American Century VP Value .......................          829,124     13.162764       10,913,564        0.00%      7.21%

     Credit Suisse Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio .........           65,005     11.348844          737,732        0.00%    -19.60%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................          164,292     10.068951        1,654,248        0.00%    -15.94%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................          124,219     13.403664        1,664,990        0.00%      3.31%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................        1,131,043     12.859282       14,544,401        0.00%    -14.12%

     Dreyfus Stock Index Fund ........................        7,926,833     13.068871      103,594,758        0.00%     -6.83%

     Dreyfus IP - European Equity Portfolio ..........           92,586     10.086472          933,866        0.00%    -20.41%

     Dreyfus NSAT - Mid Cap Index Fund Class I .......          540,924     15.538046        8,404,902        0.00%      0.66%

     Dreyfus VIF - Appreciation Portfolio ............          892,690     13.516447       12,065,997        0.00%     -6.26%

     Federated Insurance Series -
       Quality Bond Fund II ..........................          675,198     11.303798        7,632,302        0.00%      3.70%

     Federated NSAT - Equity Income Fund .............          183,663     11.126027        2,043,439        0.00%     -8.75%

     Federated NSAT - High Income Bond Fund ..........          269,222     10.236513        2,755,895        0.00%      2.23%

     Fidelity VIP - Equity-Income Portfolio ..........        2,106,607     12.709487       26,773,894        0.00%     -0.99%

     Fidelity VIP - Growth Portfolio .................        3,701,421     15.372208       56,899,014        0.00%     -9.66%

     Fidelity VIP - High Income Portfolio ............          958,958      7.418079        7,113,626        0.00%     -7.20%

     Fidelity VIP - Overseas Portfolio ...............          893,195     11.484157       10,257,592        0.00%    -11.48%

     Fidelity VIP II - Contrafund Portfolio ..........        2,754,784     13.543003       37,308,048        0.00%    -10.00%

     Fidelity VIP III - Growth Opportunities Portfolio        1,065,554      9.800412       10,442,868        0.00%     -8.77%

     Gartmore NSAT - Emerging Markets Fund ...........           39,736      8.887131          353,139        0.00%      2.01%

     Gartmore NSAT - Global Technology &
       Communications Fund ...........................          209,961      4.265563          895,602        0.00%    -29.12%

     Gartmore NSAT - International Growth Fund .......            8,865      7.438136           65,939        0.00%    -19.59%

     J.P. Morgan NSAT - Balanced Fund ................          574,645     10.682995        6,138,930        0.00%     -1.65%

                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
     Janus Aspen Series -
       Capital Appreciation Portfolio ...............         2,759,055      7.116293       19,634,244         0.00%   -13.60%

     Janus Aspen Series - Global Technology Portfolio         2,387,665      4.874572       11,638,845         0.00%   -25.95%

     Janus Aspen Series -
       International Growth Portfolio ...............         2,501,691      6.988531       17,483,145         0.00%   -15.53%

     MAS NSAT - Multi Sector Bond Fund ..............         1,434,891     11.092691       15,916,802         0.00%     0.76%

     Nationwide SAT - Capital Appreciation Fund .....         1,668,148      7.833651       13,067,689         0.00%   -21.32%

     Nationwide SAT - Global 50 Fund ................         1,612,329     11.002686       17,739,950         0.00%   -14.31%

     Nationwide SAT - Government Bond Fund ..........         1,106,057     12.259550       13,559,761         0.00%     2.43%

     Nationwide SAT - Money Market Fund .............         8,262,747     11.973753       98,936,092         0.00%     2.32%

     Nationwide SAT - Small Cap Growth Fund .........           358,331     16.318509        5,847,428         0.00%    -5.05%

     Nationwide SAT - Small Cap Growth Fund -
       Initial funding from Depositor (note 1a) .....           100,000     16.318510        1,631,851         0.00%    -5.05%

     Nationwide SAT - Small Cap Value Fund ..........         1,194,883     18.056276       21,575,137         0.00%    31.03%

     Nationwide SAT - Small Company Fund ............         1,101,746     15.628143       17,218,244         0.00%    -1.35%

     Nationwide SAT - Strategic Value Fund ..........           137,767     10.423272        1,435,983         0.00%    -0.46%

     Nationwide SAT - Total Return Fund .............         2,751,648     11.384116       31,325,080         0.00%    -7.89%

     Neuberger Berman AMT - Guardian Portfolio ......           368,433     15.546904        5,727,992         0.00%     1.59%

     Neuberger Berman AMT -
       Mid-Cap Growth Portfolio .....................         1,143,194     17.179429       19,639,420         0.00%   -13.39%

     Neuberger Berman AMT - Partners Portfolio ......           731,439     11.195427        8,188,772         0.00%    -0.64%

     Oppenheimer Aggressive Growth Fund/VA ..........         1,764,752     13.367992       23,591,191         0.00%   -27.00%

     Oppenheimer Capital Appreciation Fund/VA .......         1,833,232     16.669506       30,559,072         0.00%    -4.88%

     Oppenheimer Global Securities Fund/VA ..........           495,665      8.794019        4,358,887         0.00%    -8.38%

     Oppenheimer Main Street
       Growth & Income Fund/VA ......................         1,636,469     10.933210       17,891,859         0.00%    -5.95%

     Strong Opportunity Fund II, Inc. ...............           480,885      9.880891        4,751,572         0.00%     0.04%

     Strong NSAT - Mid Cap Growth Fund ..............           642,639     15.448511        9,927,816         0.00%   -13.77%

     Turner NSAT - Growth Focus Fund ................            48,372      4.622739          223,611         0.00%   -27.14%

     UIF, Inc. - Emerging Markets Debt Portfolio ....           118,236     10.814003        1,278,604         0.00%     4.78%

     UIF, Inc. - Mid Cap Growth Portfolio ...........           112,000      7.190587          805,346         0.00%   -17.25%

     UIF, Inc. - U.S. Real Estate Portfolio .........           404,207     11.819520        4,777,533         0.00%     8.08%

     Van Eck WIT -
       Worldwide Emerging Markets Fund ..............           497,695      7.613899        3,789,399         0.00%    -0.72%

     Van Eck WIT - Worldwide Hard Assets Fund .......           165,752      8.988332        1,489,834         0.00%    -3.41%

The BEST of AMERICA(R)
Corporate Variable Universal Life Series(SM):

     American Century VP Income & Growth ............         1,794,162     10.942107       19,631,913         0.41%    -4.00%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
     American Century VP International ...............        1,710,893     10.537256      18,028,118         0.40%     -20.31%

     American Century VP Value .......................          246,737     11.655930       2,875,949         0.42%       7.00%

     Credit Suisse Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio .........           22,770      9.563256         217,755         0.37%     -19.76%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................           26,813      8.417725         225,704         0.38%     -16.10%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................          101,298     11.765980       1,191,870         0.40%       3.10%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................          389,568     10.967194       4,272,468         0.42%     -14.29%

     Dreyfus Stock Index Fund ........................        9,214,227     11.131574     102,568,850         0.40%      -7.02%

     Dreyfus IP - European Equity Portfolio ..........           18,320     10.015945         183,492         0.38%     -20.56%

     Dreyfus NSAT - Mid Cap Index Fund ...............          244,995     13.635218       3,340,560         0.42%       0.46%

     Dreyfus VIF - Appreciation Portfolio ............        1,894,650     11.330924      21,468,135         0.40%      -6.44%

     Federated Insurance Series -
       Quality Bond Fund II ..........................        1,432,608     11.206725      16,054,844         0.44%       3.49%

     Federated NSAT - Equity Income Fund .............          112,374     10.123978       1,137,672         0.43%      -8.93%

     Federated NSAT - High Income Bond Fund ..........          200,490      9.627057       1,930,129         0.40%       2.02%

     Fidelity VIP - Equity-Income Portfolio ..........        1,411,905     11.176442      15,780,074         0.40%      -1.18%

     Fidelity VIP - Growth Portfolio .................        2,650,987     13.156825      34,878,572         0.41%      -9.85%

     Fidelity VIP - High Income Portfolio ............          899,155      6.918521       6,220,823         0.41%      -7.38%

     Fidelity VIP - Overseas Portfolio ...............        1,737,775      9.597940      16,679,060         0.40%     -11.66%

     Fidelity VIP II - Contrafund Portfolio ..........        1,221,263     11.700382      14,289,244         0.37%     -10.18%

     Fidelity VIP III - Growth Opportunities Portfolio          525,764      8.765663       4,608,670         0.40%      -8.96%

     Gartmore NSAT - Emerging Markets Fund ...........            2,199      8.860843          19,485         0.36%       1.80%

     Gartmore NSAT - Global Technology &
       Communications Fund ...........................           10,115      4.252874          43,018         0.44%     -29.26%

     Gartmore NSAT - International Growth Fund .......            7,336      7.416129          54,405         0.43%     -19.75%

     J.P. Morgan NSAT - Balanced Fund ................          425,868      9.796636       4,172,074         0.39%      -1.85%

     Janus Aspen Series -
       Capital Appreciation Portfolio ................        1,454,253      7.075945      10,290,214         0.40%     -13.77%

     Janus Aspen Series - Global Technology Portfolio           536,089      4.846864       2,598,350         0.42%     -26.09%

     Janus Aspen Series -
       International Growth Portfolio ................        1,655,786      6.948904      11,505,898         0.42%     -15.70%

     MAS NSAT - Multi Sector Bond Fund ...............        1,590,910     10.694913      17,014,644         0.40%       0.56%

     Nationwide SAT - Capital Appreciation Fund ......          274,382      6.678422       1,832,439         0.42%     -21.48%

     Nationwide SAT - Global 50 Fund .................        1,390,096      9.486334      13,186,915         0.39%     -14.48%

     Nationwide SAT - Government Bond Fund ...........        5,610,019     11.885230      66,676,366         0.40%       2.23%

                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
     Nationwide SAT - Money Market Fund ..............        11,769,331    11.621155     136,773,220         0.42%      2.11%

     Nationwide SAT - Small Cap Growth Fund ..........          144,088     16.178351       2,331,106         0.40%     -5.24%

     Nationwide SAT - Small Cap Value Fund ...........          341,516     15.824999       5,404,490         0.43%     30.77%

     Nationwide SAT - Small Company Fund .............        1,184,106     13.873709      16,427,942         0.42%     -1.54%

     Nationwide SAT - Strategic Value Fund ...........           40,192      9.340562         375,416         0.40%     -0.66%

     Nationwide SAT - Total Return Fund ..............          322,587      9.683519       3,123,777         0.39%     -8.07%

     Neuberger Berman AMT - Guardian Portfolio .......          251,882     10.917855       2,750,011         0.40%      1.39%

     Neuberger Berman AMT -
       Mid-Cap Growth Portfolio ......................        1,413,734     13.794987      19,502,442         0.41%    -13.56%

     Neuberger Berman AMT - Partners Portfolio .......          278,967      9.931453       2,770,548         0.40%     -0.84%

     Oppenheimer Aggressive Growth Fund/VA ...........        2,065,019     11.409356      23,560,537         0.40%    -27.14%

     Oppenheimer Capital Appreciation Fund/VA ........        2,126,632     14.187344      30,171,260         0.40%     -5.07%

     Oppenheimer Global Securities Fund/VA ...........          691,996      8.753305       6,057,252         0.40%     -8.56%

     Oppenheimer Main Street
       Growth & Income Fund/VA .......................          512,455      9.241561       4,735,884         0.41%     -6.14%

     Strong Opportunity Fund II, Inc. ................          743,632      9.835165       7,313,743         0.42%     -0.16%

     Strong NSAT - Mid Cap Growth Fund ...............          986,704     14.043826      13,857,099         0.42%    -13.94%

     UIF, Inc. - Emerging Markets Debt Portfolio .....           69,006     10.113332         697,881         0.40%      4.57%

     UIF, Inc. - Mid Cap Growth Portfolio ............           74,898      7.157233         536,062         0.43%    -17.41%

     UIF, Inc. - U.S. Real Estate Portfolio ..........          290,549     11.822324       3,434,964         0.40%      7.86%

     Van Eck WIT - Worldwide Emerging Markets Fund ...           87,569      7.236408         633,685         0.43%     -0.92%

     Van Eck WIT - Worldwide Hard Assets Fund ........           41,941      8.820502         369,941         0.40%     -3.60%

The BEST of AMERICA(R)
Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

     American Century VP Income & Growth .............          298,794      9.888619       2,954,660         0.10%     -3.86%

     American Century VP International ...............          800,604     10.606504       8,491,610         0.09%    -20.19%

     American Century VP Value .......................          198,566     13.009457       2,583,236         0.08%      7.16%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................           87,496      9.354003         818,438         0.11%    -14.16%

     Dreyfus Stock Index Fund ........................        4,600,532      9.644728      44,370,880         0.09%     -6.88%

     Dreyfus IP - European Equity Portfolio ..........           62,365     10.068788         627,940         0.08%    -20.44%

     Dreyfus NSAT - Mid Cap Index Fund Class I .......          148,052     14.207693       2,103,477         0.08%      0.61%

     Dreyfus VIF - Appreciation Portfolio ............          358,835      9.974982       3,579,373         0.10%     -6.30%

     Federated Insurance Series -
       Quality Bond Fund II ..........................        4,108,659     11.279452      46,343,422         0.09%      3.65%

     Federated NSAT - Equity Income Fund Class I .....           95,820      9.376870         898,492         0.09%     -8.80%

     Federated NSAT High Income Bond Fund ............        1,215,947      9.318063      11,330,271         0.08%      2.18%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
     Fidelity VIP - Equity-Income Portfolio ..........          347,891     11.124505       3,870,115         0.10%     -1.03%

     Fidelity VIP - Growth Portfolio .................          992,825     10.067935       9,995,698         0.10%     -9.71%

     Fidelity VIP - High Income Portfolio ............          750,474      7.374697       5,534,518         0.08%     -7.25%

     Fidelity VIP - Overseas Portfolio ...............          198,126      9.844575       1,950,466         0.11%    -11.52%

     Fidelity VIP II - Contrafund Portfolio ..........          233,427      9.817206       2,291,601         0.10%    -10.05%

     Fidelity VIP III - Growth Opportunities Portfolio           79,325      7.958505         631,308         0.11%     -8.82%

     Gartmore NSAT - Emerging Markets Fund ...........              793      8.880551           7,042         0.08%      1.96%

     Gartmore NSAT - Global Technology &
       Communications Fund ...........................            6,837      4.262393          29,142         0.11%    -29.15%

     Gartmore NSAT - International Growth Fund .......            2,647      7.432628          19,674         0.12%    -19.63%

     J.P. Morgan NSAT - Balanced Fund ................           95,718      9.766945         934,872         0.09%     -1.70%

     Janus Aspen Series -
       Capital Appreciation Portfolio ................          262,121      7.106180       1,862,679         0.11%    -13.64%

     Janus Aspen Series - Global Technology Portfolio           368,716      4.867626       1,794,772         0.09%    -25.98%

     Janus Aspen Series -
       International Growth Portfolio ................          322,567      6.978600       2,251,066         0.10%    -15.57%

     MAS NSAT - Multi Sector Bond Fund ...............          252,557     10.809424       2,729,996         0.10%      0.71%

     Nationwide SAT - Capital Appreciation Fund ......          338,747      5.956345       2,017,694         0.09%    -21.36%

     Nationwide SAT - Global 50 Fund .................           36,565      8.927589         326,437         0.11%    -14.36%

     Nationwide SAT - Government Bond Fund ...........          596,281     11.384642       6,788,446         0.11%      2.38%

     Nationwide SAT - Money Market Fund ..............        3,927,377     11.219674      44,063,890         0.09%      2.26%

     Nationwide SAT - Small Cap Growth Fund ..........           53,609     16.283373         872,935         0.08%     -5.10%

     Nationwide SAT - Small Cap Value Fund ...........          296,637     19.516190       5,789,224         0.07%     30.97%

     Nationwide SAT - Small Company Fund .............        1,390,147     15.893958      22,094,938         0.08%     -1.40%

     Nationwide SAT - Strategic Value Fund ...........           28,973     10.591925         306,880         0.10%     -0.51%

     Nationwide SAT - Total Return Fund ..............        6,605,181      9.433092      62,307,280         0.10%     -7.94%

     Neuberger Berman AMT - Guardian Portfolio .......           59,737     11.243700         671,665         0.09%      1.54%

     Neuberger Berman AMT -
       Mid-Cap Growth Portfolio ......................          515,246     12.585904       6,484,837         0.09%    -13.43%

     Neuberger Berman AMT - Partners Portfolio .......            5,826     10.479635          61,054         0.11%     -0.69%

     Oppenheimer Aggressive Growth Fund/VA ...........        1,217,306     10.744305      13,079,107         0.09%    -27.03%

     Oppenheimer Capital Appreciation Fund/VA ........          795,963     12.537813       9,979,635         0.10%     -4.93%

     Oppenheimer Global Securities Fund/VA ...........          192,101      8.783820       1,687,381         0.10%     -8.42%

     Oppenheimer Main Street
       Growth & Income Fund/VA .......................          181,818     10.049858       1,827,245         0.08%     -6.00%

     Strong Opportunity Fund II, Inc. ................          291,735      9.869436       2,879,260         0.09%     -0.01%

                                                                              Unit         Contract                     Total
                                                                Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                                -----      ----------    --------------    ---------   --------
     Strong NSAT - Mid Cap Growth Fund ...............          462,202     11.985923         5,539,918       0.09%    -13.81%

     Turner NSAT Growth Focus Fund ...................            1,458      4.619300             6,735       0.10%    -27.17%

     UIF, Inc. - Emerging Markets Debt Portfolio .....            1,642     14.094542            23,143       0.08%      4.72%

     UIF, Inc. - Mid Cap Growth Portfolio ............           77,695      7.182236           558,024       0.09%    -17.29%

     UIF, Inc. - U.S. Real Estate Portfolio ..........          174,681     14.001808         2,445,850       0.08%      8.03%

     Van Eck WIT - Worldwide Emerging Markets Fund ...           31,475     10.394360           327,162       0.09%     -0.77%

     Van Eck WIT - Worldwide Hard Assets Fund ........            2,658     12.598656            33,487       0.10%     -3.46%
                                                                =======     =========    --------------
                                                                                         $1,823,161,461
                                                                                         ==============

The following is a summary for 2000:

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

     American Century VP Income & Growth .............          608,317     14.437198    $    8,782,393       0.00%     -3.58%

     American Century VP International ...............          938,372     18.310155        17,181,737       0.00%     -6.01%

     American Century VP Value .......................          221,649      9.976535         2,211,289       0.00%     -4.00%

     Credit Suisse Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio .........           69,157     18.282108         1,264,336       0.00%      4.98%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................          158,181     14.750371         2,333,228       0.00%     -8.74%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................           92,844     11.622352         1,079,066       0.00%     -2.44%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................          702,620     17.258836        12,126,403       0.00%      2.55%

     Dreyfus Stock Index Fund ........................        5,101,112     15.377685        78,443,293       0.00%     -0.55%

     Dreyfus IP - European Equity Portfolio ..........           44,659     13.247885           591,637       0.00%      2.45%

     Dreyfus NSAT Mid Cap Index Fund .................          113,791     14.500124         1,649,984       0.00%      8.22%

     Dreyfus VIF - Appreciation Portfolio ............          585,117     14.918174         8,728,877       0.00%      2.79%

     Federated Insurance Series -
       Quality Bond Fund II ..........................           74,773     10.178410           761,070       0.00%      3.13%

     Federated NSAT - Equity Income Fund .............           90,683     13.880909         1,258,762       0.00%      1.75%

     Federated NSAT - High Income Bond Fund ..........          146,476     10.753549         1,575,137       0.00%     -1.50%

     Fidelity VIP - Equity-Income Portfolio ..........        1,422,008     11.524638        16,388,127       0.00%     -2.76%

     Fidelity VIP - Growth Portfolio .................        2,374,336     20.103361        47,732,134       0.00%      5.06%

     Fidelity VIP - High Income Portfolio ............          693,311      9.817929         6,806,878       0.00%     -4.95%

     Fidelity VIP - Overseas Portfolio ...............          585,003     15.237697         8,914,098       0.00%     -5.04%

     Fidelity VIP II - Contrafund Portfolio ..........        1,858,452     15.912689        29,572,969       0.00%     -1.36%

     Fidelity VIP III - Growth Opportunities Portfolio          814,000     12.491144        10,167,791       0.00%     -3.70%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
J.P. Morgan NSAT - Balanced Fund .....................          293,650     11.193219       3,286,889       0.00%     2.68%

Janus Aspen Series -
  Capital Appreciation Portfolio .....................          855,652      9.677651       8,280,701       0.00%    -3.22% 01/27/00

Janus Aspen Series - Global Technology Portfolio .....        1,035,730      9.810188      10,160,706       0.00%    -1.90% 01/27/00

Janus Aspen Series -
International Growth Portfolio .......................          646,356     10.139137       6,553,492       0.00%     1.39% 01/27/00

MAS NSAT - Multi Sector Bond Fund ....................          924,914     10.678794       9,876,966       0.00%     2.49%

Nationwide SAT - Capital Appreciation Fund ...........        1,433,453     13.654695      19,573,364       0.00%     0.76%

Nationwide SAT - Global 50 Fund ......................          978,808     14.552072      14,243,684       0.00%    -0.63%

Nationwide SAT - Government Bond Fund ................          640,699     11.063916       7,088,640       0.00%     4.03%

Nationwide SAT - Money Market Fund ...................        5,035,811     11.348677      57,149,792       0.00%     2.82%

Nationwide SAT - Small Cap Growth Fund ...............           89,529     21.563281       1,930,539       0.00%     5.18%

Nationwide SAT - Small Cap Growth Fund -
  Initial funding from Depositor (note 1a) ...........          100,000     21.563281       2,156,328       0.00%     5.18%

Nationwide SAT - Small Cap Value Fund ................          488,020     13.756082       6,713,243       0.00%    11.01%

Nationwide SAT - Small Company Fund ..................          650,505     15.656223      10,184,451       0.00%     7.62%

Nationwide SAT -
  Nationwide Strategic Value Fund ....................          112,378      9.606117       1,079,516       0.00%    -1.28%

Nationwide SAT - Total Return Fund ...................        2,081,682     13.051654      27,169,393       0.00%     3.36%

Neuberger Berman AMT - Guardian Portfolio ............          196,947     15.697826       3,091,640       0.00%     3.73%

Neuberger Berman AMT -
  Mid-Cap Growth Portfolio ...........................          559,009     24.176496      13,514,879       0.00%    12.79%

Neuberger Berman AMT - Partners Portfolio ............          594,246     11.128003       6,612,771       0.00%    -0.54%

Oppenheimer Aggressive Growth Fund/VA ................          998,586     25.005111      24,969,754       0.00%    21.21%

Oppenheimer Capital Appreciation Fund/VA .............          908,894     19.219681      17,468,653       0.00%     9.42%

Oppenheimer Global Securities Fund/VA ................           12,389     10.110760         125,262       0.00%     1.11% 05/01/00

Oppenheimer Main Street
  Growth & Income Fund/VA ............................          822,367     12.767529      10,499,595       0.00%     0.19%

Strong Opportunity Fund II, Inc. .....................           11,293      9.643495         108,904       0.00%    -3.57% 05/01/00

Strong NSAT - Mid Cap Growth Fund ....................          400,982     22.238241       8,917,134       0.00%     5.04%

UIF, Inc. - Emerging Markets Debt Portfolio ..........           79,056      9.869473         780,241       0.00%     6.51%

UIF, Inc. - Mid Cap Growth Portfolio .................            2,269      9.905150          22,475       0.00%    -0.95% 05/01/00

UIF, Inc. - U.S. Real Estate Portfolio ...............          299,933      9.759014       2,927,050       0.00%    14.28%

Van Eck WIT - Worldwide Emerging Markets Fund ........          336,741     11.554996       3,891,041       0.00%   -12.41%

Van Eck WIT - Worldwide Hard Assets Fund .............           69,047      8.680898         599,390       0.00%     3.92%

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
The BEST of AMERICA(R)
Corporate Variable Universal Life Series(SM):

     American Century VP Income & Growth .............          596,604     12.320813       7,350,646       0.43%    -3.77%

     American Century VP International ...............          630,146     14.970741       9,433,753       0.42%    -6.20%

     American Century VP Value .......................           42,132      8.869662         373,697       0.41%    -4.19%

     Credit Suisse Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio .........           20,057     15.467356         310,229       0.43%     4.78%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................           26,290     12.380758         325,490       0.40%    -8.92%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................           61,488     10.242976         629,820       0.38%    -2.63%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................           84,957     14.778256       1,255,516       0.42%     2.35%

     Dreyfus Stock Index Fund ........................        5,212,941     13.150463      68,552,588       0.40%    -0.75%

     Dreyfus IP - European Equity Portfolio ..........            7,017     13.207837          92,679       0.41%     2.25%

     Dreyfus NSAT - Mid Cap Index Fund ...............           52,391     12.775205         669,306       0.39%     8.00%

     Dreyfus VIF - Appreciation Portfolio ............        1,200,157     12.555931      15,069,088       0.40%     2.59%

     Federated Insurance Series -
       Quality Bond Fund II ..........................          188,968     10.131263       1,914,485       0.39%     2.93%

     Federated NSAT - Equity Income Fund .............           32,417     12.681211         411,087       0.39%     1.55%

     Federated NSAT - High Income Bond Fund ..........           51,294     10.153681         520,823       0.42%    -1.69%

     Fidelity VIP - Equity-Income Portfolio ..........          284,061     10.174924       2,890,299       0.40%    -2.95%

     Fidelity VIP - Growth Portfolio .................        1,408,330     17.274959      24,328,843       0.41%     4.85%

     Fidelity VIP - High Income Portfolio ............          532,889      9.193344       4,899,032       0.43%    -5.14%

     Fidelity VIP - Overseas Portfolio ...............        1,031,409     12.785880      13,187,472       0.40%    -5.23%

     Fidelity VIP II - Contrafund Portfolio ..........          483,458     13.802556       6,672,956       0.40%    -1.55%

     Fidelity VIP III - Growth Opportunities Portfolio          226,104     11.216967       2,536,201       0.39%    -3.89%

     J.P. Morgan NSAT - Balanced Fund ................          226,107     10.305507       2,330,147       0.38%     2.48%

     Janus Aspen Series -
       Capital Appreciation Portfolio ................          108,534      9.661261       1,048,575       0.39%    -3.39% 01/27/00

     Janus Aspen Series - Global Technology Portfolio           169,582      9.793559       1,660,811       0.41%    -2.06% 01/27/00

     Janus Aspen Series -
       International Growth Portfolio ................           93,205     10.121953         943,417       0.43%     1.22% 01/27/00

     MAS NSAT - Multi Sector Bond Fund ...............          934,744     10.336948       9,662,400       0.38%     2.28%

     Nationwide SAT - Capital Appreciation Fund ......          164,497     11.687690       1,922,590       0.42%     0.56%

     Nationwide SAT - Global 50 Fund .................          862,139     12.596704      10,860,110       0.38%    -0.83%

     Nationwide SAT - Government Bond Fund ...........        2,307,496     10.768906      24,849,208       0.40%     3.82%

     Nationwide SAT - Money Market Fund ..............        6,089,902     11.058539      67,345,419       0.42%     2.61%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                            Unit         Contract                      Total
                                                              Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                              -----      ----------    --------------    ---------    --------
    Nationwide SAT - Small Cap Growth Fund ...........           11,805   21.463633             253,378       0.40%      4.97%

    Nationwide SAT - Small Cap Value Fund ............           97,633   12.104291           1,181,778       0.39%     10.79%

    Nationwide SAT - Small Company Fund ..............          225,026   13.954146           3,140,046       0.37%      7.41%

    Nationwide SAT - Total Return Fund ...............          135,343   11.146280           1,508,571       0.41%      3.16%

    Neuberger Berman AMT - Guardian Portfolio ........           31,859   11.067843             352,610       0.39%      3.53%

    Neuberger Berman AMT -
       Mid-Cap Growth Portfolio ......................          444,906   19.491297           8,671,795       0.40%     12.57%

    Neuberger Berman AMT - Partners Portfolio ........          106,476    9.911052           1,055,289       0.38%     -0.74%

    Oppenheimer Aggressive Growth Fund/VA ............          557,988   21.426999          11,956,008       0.39%     20.97%

    Oppenheimer Capital Appreciation Fund/VA .........          386,244   16.423157           6,343,346       0.41%      9.20%

    Oppenheimer Main Street
       Growth & Income Fund/VA .......................          183,442   10.835167           1,987,625       0.32%     -0.01%

    Strong NSAT - Mid Cap Growth Fund ................          351,535   20.297188           7,135,172       0.42%      4.83%

    UIF, Inc. - Emerging Markets Debt Portfolio ......           26,949    9.266834             249,732       0.39%      6.30%

    UIF, Inc. - U.S. Real Estate Portfolio ...........           31,026    9.800269             304,063       0.38%     14.05%

    Van Eck WIT -
       Worldwide Emerging Markets Fund ...............           54,197   11.026051             597,579       0.41%    -12.59%

    Van Eck WIT - Worldwide Hard Assets Fund .........            2,016    8.552782              17,242       0.39%      3.72%

The BEST of AMERICA(R)
Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

    American Century VP Income & Growth ..............          243,801   11.101352           2,706,521       0.09%     -3.62%

    American Century VP International ................          441,920   15.024102           6,639,451       0.08%     -6.06%

    American Century VP Value ........................           85,064    9.870150             839,594       0.08%     -4.05%

    The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................           23,186   12.566828             291,374       0.10%      2.50%

    Dreyfus Stock Index Fund .........................        2,359,881   11.359939          26,808,104       0.08%     -0.60%

    Dreyfus IP - European Equity Portfolio ...........           18,626   13.237862             246,568       0.09%      2.40%

    Dreyfus NSAT - Mid Cap Index Fund ................           18,411   13.271857             244,348       0.08%      8.16%

    Dreyfus VIF - Appreciation Portfolio .............          338,324   11.020408           3,728,469       0.09%      2.74%

    Federated Insurance Series -
       Quality Bond Fund II ..........................        2,729,023   10.166599          27,744,883       0.10%      3.08%

    Federated NSAT - High Income Bond Fund ...........          787,968    9.798463           7,720,875       0.11%     -1.55%

    Fidelity VIP - Equity-Income Portfolio ...........          194,193   10.097451           1,960,854       0.09%     -2.81%

    Fidelity VIP - Growth Portfolio ..................          513,489   13.179722           6,767,642       0.09%      5.01%

    Fidelity VIP - High Income Portfolio .............          507,660    9.770250           4,959,965       0.08%     -5.00%

    Fidelity VIP - Overseas Portfolio ................          104,231   13.075264           1,362,848       0.10%     -5.09%

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
    Fidelity VIP II - Contrafund Portfolio ...........          152,581     11.546466       1,761,771       0.09%     -1.40%

    Fidelity VIP III - Growth Opportunities Portfolio             3,234     10.153660          32,837       0.09%     -3.75%

    J.P. Morgan NSAT - Balanced Fund .................           84,072     10.243616         861,201       0.09%      2.63%

    Janus Aspen Series -
       Capital Appreciation Portfolio ................           21,117      9.673547         204,276       0.10%    -3.26% 01/27/00

    Janus Aspen Series - Global Technology Portfolio .          126,614      9.806028       1,241,580       0.09%    -1.94% 01/27/00

    Janus Aspen Series -
       International Growth Portfolio ................          152,099     10.134840       1,541,499       0.11%     1.35% 11/27/00

    MAS NSAT - Multi Sector Bond Fund ................          247,557     10.416467       2,578,669       0.08%     2.44%

    Nationwide SAT - Capital Appreciation Fund .......          433,842     10.392776       4,508,823       0.10%     0.71%

    Nationwide SAT - Global 50 Fund ..................              303     11.819344           3,581       0.09%    -0.68%

    Nationwide SAT - Government Bond Fund ............          108,503     10.284568       1,115,906       0.10%     3.98%

    Nationwide SAT - Money Market Fund ...............          922,187     10.644566       9,816,280       0.08%     2.77%

    Nationwide SAT - Small Cap Growth Fund ...........           13,483     21.538332         290,401       0.11%     5.13%

    Nationwide SAT - Small Cap Value Fund ............          176,392     14.883105       2,625,261       0.09%    10.95%

    Nationwide SAT - Small Company Fund ..............          711,090     15.938399      11,333,636       0.11%     7.57%

    Nationwide SAT - Total Return Fund ...............           22,535     10.825627         243,956       0.10%     3.31%

    Neuberger Berman AMT -
       Mid-Cap Growth Portfolio ......................          291,125     17.729749       5,161,573       0.08%    12.74%

    Oppenheimer Aggressive Growth Fund/VA ............          353,470     20.117568       7,110,957       0.08%    21.15%

    Oppenheimer Capital Appreciation Fund/VA .........          320,077     14.470324       4,631,618       0.09%     9.36%

    Oppenheimer Global Securities Fund/VA ............           74,231     10.109107         750,409       0.11%     1.09% 05/01/00

    Oppenheimer Main Street
       Growth & Income Fund/VA .......................          148,244     11.747678       1,741,523       0.09%     0.14%

    Strong Opportunity Fund II, Inc. .................          149,401      9.641915       1,440,512       0.11%    -3.58% 05/01/00

    Strong NSAT - Mid Cap Growth Fund ................          454,493     17.271082       7,849,586       0.09%     4.99%

    UIF, Inc. - Emerging Markets Debt Portfolio ......           21,618     12.876285         278,360       0.11%     6.46%

    UIF, Inc. - U.S. Real Estate Portfolio ...........           24,575     11.572376         284,391       0.10%    14.22%

    Van Eck WIT -
       Worldwide Emerging Markets Fund ...............              227     15.790423           3,584       0.10%   -12.46%
                                                                =======     =========  --------------
                                                                                       $1,022,780,309
                                                                                       ==============



The following is a summary for 1999:

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

     American Century VP - Income & Growth ...........          222,761     13.924470  $    3,101,828       0.00%     9.76%

     American Century VP - International .............          391,411     12.748666       4,989,964       0.00%     7.35%

     American Century VP - Value .....................           86,763     11.859229       1,028,942       0.00%    13.15%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
  Credit Suisse Warburg Pincus Trust -
    Global Post Venture Capital Portfolio ..............         29,610     12.007240         355,534      0.00%     12.73%

  Credit Suisse Warburg Pincus Trust -
    International Equity Portfolio .....................        108,833     11.263216       1,225,810      0.00%      6.92%

  Credit Suisse Warburg Pincus Trust -
    Value Portfolio ....................................         36,933     12.922177         477,255      0.00%     15.24%

  The Dreyfus Socially Responsible
    Growth Fund, Inc. ..................................        231,883     14.590723       3,383,341      0.00%     12.77%

  Dreyfus Stock Index Fund .............................      2,241,543     14.377543      32,227,884      0.00%     12.14%

  Dreyfus NSAT - Mid Cap Index Fund ....................         36,209     12.272537         444,376      0.00%     10.75%

  Dreyfus VIF - Capital Appreciation Portfolio .........        308,665     13.999620       4,321,193      0.00%      7.51%

  Federated Insurance Series -
    Quality Bond Fund II ...............................            187      9.889224           1,849      0.00%     -1.11% 05/03/99

  Federated NSAT - Equity Income Fund ..................         33,099     12.669477         419,347      0.00%     10.04%

  Federated NSAT - High Income Bond Fund ...............        111,500     10.869909       1,211,995      0.00%      2.74%

  Fidelity VIP - Equity-Income Portfolio ...............        815,819     12.567727      10,252,990      0.00%     12.67%

  Fidelity VIP - Growth Portfolio ......................        739,415     15.939560      11,785,956      0.00%     14.36%

  Fidelity VIP - Overseas Portfolio ....................        208,112     12.172640       2,533,272      0.00%      8.07%

  Fidelity VIP-II - Contrafund Portfolio ...............        776,953     14.446092      11,223,935      0.00%     11.18%

  Fidelity VIP-III - Growth Opportunities Portfolio ....        410,372     13.251757       5,438,150      0.00%      6.44%

  Fidelity VIP - High Income Portfolio .................        550,777     10.310987       5,679,054      0.00%      7.88%

  J.P. Morgan NSAT - Balanced Fund .....................        144,724     11.450736       1,657,196      0.00%      5.96%

  MAS NSAT - Multi Sector Bond Fund ....................        128,027     10.148365       1,299,260      0.00%     -1.09%

  Nationwide SAT - Capital Appreciation Fund ...........        877,342     14.546773      12,762,495      0.00%     11.93%

  Nationwide SAT - Global 50 Fund ......................         72,943     12.943855         944,164      0.00%      8.64%

  Nationwide SAT - Government Bond Fund ................        370,021     10.653833       3,942,144      0.00%     -2.18%

  Nationwide SAT - Money Market Fund ...................      2,998,912     10.769065      32,295,478      0.00%      2.30%

  Nationwide SAT - Small Cap Growth Fund ...............        100,000     11.270000       1,127,000      0.00%     12.70% 05/03/99

  Nationwide SAT - Small Cap Value Fund ................        224,171     11.987635       2,687,280      0.00%     23.67%

  Nationwide SAT - Small Company Fund ..................        278,534     10.870654       3,027,847      0.00%      7.62%

  Nationwide SAT - Strategic Value Fund ................         62,424     10.911118         681,116      0.00%      8.69%

  Nationwide SAT - Total Return Fund ...................      1,174,786     13.076437      15,362,015      0.00%     10.75%

  Neuberger & Berman SAT - Guardian Portfolio ..........        143,791     15.438418       2,219,906      0.00%     17.25%

  Neuberger & Berman AMT -
    Mid-Cap Growth Portfolio ...........................        171,832     14.642312       2,516,018      0.00%      5.13%

  Neuberger & Berman AMT - Partners Portfolio ..........        496,471     11.804169       5,860,428      0.00%     13.27%

  Oppenheimer VAF - Aggressive Growth Fund .............        179,872     13.597015       2,445,723      0.00%     21.01%

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
     Oppenheimer VAF - Growth & Income Fund ..........          220,137   12.003157        2,642,339       0.00%      14.64%

     Oppenheimer VAF - Growth Fund ...................          352,668   14.361654        5,064,902       0.00%      15.82%

     Strong NSAT - Mid Cap Growth Fund ...............           81,722   14.378067        1,175,004       0.00%      25.47%

     UIF, Inc. - Emerging Markets Debt Portfolio .....           56,712    8.089723          458,784       0.00%      12.95%

     UIF, Inc. - U.S. Real Estate Portfolio ..........          138,283    9.589236        1,326,028       0.00%       8.50%

     Van Eck WIT -
       Worldwide Emerging Markets Fund ...............          104,166    9.612197        1,001,264       0.00%      45.93%

     Van Eck WIT - Worldwide Hard Assets Fund ........           36,447    8.162502          297,499       0.00%      18.24%

The BEST of AMERICA(R)
Corporate Variable Universal Life Series(SM):

     American Century VP - Income & Growth ...........           64,734   11.930918          772,336       0.42%       9.54%

     American Century VP - International .............           26,600   10.465323          278,378       0.39%       7.14%

     American Century VP - Value .....................           16,436   10.585835          173,989       0.41%      12.92%

     Credit Suisse Warburg Pincus Trust -
       Global Post Venture Capital Portfolio .........            2,114   10.199319           21,561       0.37%      12.51%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................            3,068    9.491713           29,121       0.40%       6.70%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................           25,512   11.434266          291,711       0.39%      15.02%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................           12,696   12.543738          159,255       0.41%      12.55%

     Dreyfus Stock Index Fund ........................          901,456   12.344504       11,128,027       0.38%      11.92%

     Dreyfus VIF - Appreciation Portfolio ............          327,171   11.830098        3,870,465       0.39%       7.30%

     Federated NSAT - Equity Income Fund .............              766   11.620929            8,902       0.37%       9.82%

     Federated NSAT - High Income Bond Fund ..........           20,327   10.304749          209,465       0.41%       2.54%

     Fidelity VIP - Equity-Income Portfolio ..........           53,083   11.140410          591,366       0.41%      12.45%

     Fidelity VIP - Growth Portfolio .................           99,393   13.751919        1,366,844       0.38%      14.14%

     Fidelity VIP - High Income Portfolio ............            5,423    9.693786           52,569       0.40%       7.67%

     Fidelity VIP - Overseas Portfolio ...............          244,020   10.254973        2,502,419       0.41%       7.86%

     Fidelity VIP-II - Contrafund Portfolio ..........           51,585   12.580736          648,977       0.40%      10.96%

     Fidelity VIP-III - Growth Opportunities Portfolio           66,265   11.947796          791,721       0.41%       6.22%

     J.P. Morgan NSAT - Balanced Fund ................            9,032   10.584906           95,603       0.39%       5.75%

     MAS NSAT - Multi Sector Bond Fund ...............          212,826    9.862919        2,099,086       0.43%      -1.28%

     Nationwide SAT - Capital Appreciation Fund ......           22,474   12.501259          280,953       0.40%      11.71%

     Nationwide SAT - Global 50 Fund .................          232,985   11.249540        2,620,974       0.39%       8.43%

     Nationwide SAT - Government Bond Fund ...........          857,872   10.411381        8,931,632       0.43%      -2.37%

     Nationwide SAT - Money Market Fund ..............        2,471,604   10.535947       26,040,689       0.42%       2.09%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
    Nationwide SAT - Small Capital Value Fund ........            3,991   10.590528           42,267       0.37%      23.42%

    Nationwide SAT - Small Company Fund ..............           63,764    9.727700          620,277       0.42%       7.41%

    Nationwide SAT - Total Return Fund ...............            3,009   11.212270           33,738       0.38%      10.53%

    Neuberger & Berman AMT - Guardian Portfolio ......           11,030   10.928637          120,543       0.37%      17.02%

    Neuberger & Berman AMT -
       Mid-Cap Growth Portfolio ......................           48,717   11.852112          577,399       0.43%       4.92%

    Neuberger & Berman AMT - Partners Portfolio ......           53,288   10.555488          562,481       0.37%      13.05%

    Oppenheimer VAF - Aggressive Growth Fund .........           31,562   11.698025          369,213       0.39%      20.77%

    Oppenheimer VAF - Capital Appreciation ...........           13,811   12.321204          170,168       0.36%      15.59%

    Oppenheimer VAF -
       Main Street Growth & Income Fund ..............           41,479   10.227355          424,220       0.38%      14.41%

    Strong NSAT Mid Cap Growth Fund ..................            1,308   13.175713           17,234       0.40%      25.22%

    UIF, Inc. - Emerging Markets Debt Portfolio ......              158    7.626214            1,205       0.40%      12.73%

    UIF, Inc. - U.S Real Estate Portfolio ............            1,068    9.668428           10,326       0.39%       8.29%

    Van Eck WIT - Worldwide Emerging Markets Fund ....            2,683    9.209003           24,708       0.41%      45.64%

    Van Eck WIT - Worldwide Hard Assets Fund .........              134    8.074329            1,082       0.40%      18.01%
                                                                =======   =========     ------------
                                                                                        $266,837,469
                                                                                        ============



The following is a summary for 1998:

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

     American Century VP - Income & Growth ...........              881   11.747054     $     10,349       0.00%      17.47%

     American Century VP - International .............           18,090   12.530473          226,676       0.00%      25.30%

     American Century VP - Value .....................            6,175   10.590220           65,395       0.00%       5.90%

     Credit Sussie Warburg Pincus Trust -
       Global Post Venture Capital Portfolio .........            2,727   11.320072           30,870       0.00%      13.20%

     Credit Suisse Warburg Pincus Trust -
       International Equity Portfolio ................            7,136   11.325078           80,816       0.00%      13.25%

     Credit Suisse Warburg Pincus Trust -
       Value Portfolio ...............................           28,562   11.239112          321,012       0.00%      12.39%

     The Dreyfus Socially Responsible
       Growth Fund, Inc. .............................           13,644   11.838204          161,520       0.00%      18.38%

     Dreyfus Stock Index Fund ........................           66,473   11.750590          781,097       0.00%      17.51%

     Dreyfus NSAT - Mid Cap Index Fund ...............            2,158   10.863196           23,443       0.00%       8.63%

     Dreyfus VIF - Appreciation Portfolio ............            5,212   12.072983           62,924       0.00%      20.73%

     Federated NSAT - Equity Income Fund .............              255   10.888731            2,777       0.00%       8.89%

     Federated NSAT - High Income Bond Fund ..........            3,356   10.549727           35,405       0.00%       5.55%

                                                                            Unit         Contract                     Total
                                                              Units      Fair Value    Owners' Equity    Expenses*   Return**
                                                              -----      ----------    --------------    ---------   --------
     Fidelity VIP - Equity-Income Portfolio ..........           48,594   11.053100            537,114       0.00%      10.53%

     Fidelity VIP - Growth Portfolio .................           20,698   11.907054            246,452       0.00%      19.07%

     Fidelity VIP - High Income Bond Portfolio .......           32,951   10.479316            345,304       0.00%       4.79%

     Fidelity VIP - Overseas Portfolio ...............            8,282   11.589920             95,988       0.00%      15.90%

     Fidelity VIP-II - Contrafund Portfolio ..........           41,438   11.679483            483,974       0.00%      16.79%

     Fidelity VIP-III - Growth Opportunities Portfolio           12,800   11.132490            142,496       0.00%      11.32%

     J.P. Morgan NSAT - Balanced Fund ................            7,049   10.683287             75,306       0.00%       6.83%

     MAS NSAT - Multi Sector Bond Fund ...............           11,382   10.201708            116,116       0.00%       2.02%

     Nationwide SAT - Capital Appreciation Fund ......           31,022   11.927232            370,007       0.00%      19.27%

     Nationwide SAT - Global 50 Fund .................            2,282   11.422871             26,067       0.00%      14.23%

     Nationwide SAT - Government Bond Fund ...........           18,734   10.399507            194,824       0.00%       4.00%

     Nationwide SAT - Money Market Fund ..............        1,084,559   10.262352         11,130,126       0.00%       2.62%

     Nationwide SAT - Small Cap Value Fund ...........            4,231   10.408582             44,039       0.00%       4.09%

     Nationwide SAT - Small Company Fund .............           20,559   10.611985            218,172       0.00%       6.12%

     Nationwide SAT - Strategic Value Fund ...........            3,112   10.306219             32,073       0.00%       3.06%

     Nationwide SAT - Total Return Fund ..............           50,079   11.476720            574,743       0.00%      14.77%

     Neuberger & Berman AMT - Guardian Portfolio .....            1,409   13.670918             19,262       0.00%      36.71%

     Neuberger & Berman AMT -
       Mid-Cap Growth Portfolio ......................            9,241   12.605954            116,492       0.00%      26.06%

     Neuberger & Berman AMT - Partners Portfolio .....           54,401   10.597040            576,490       0.00%       5.97%

     Oppenheimer VAF - Aggressive Growth Fund ........            6,042   11.739804             70,932       0.00%      17.40%

     Oppenheimer VAF - Capital Appreciation Fund .....           22,096   11.703375            258,598       0.00%      17.03%

     Oppenheimer VAF - Growth & Income Fund ..........           44,301   11.308591            500,982       0.00%      13.09%

     Strong NSAT - Mid Cap Growth Fund ...............            6,369   11.038199             70,302       0.00%      10.38%

     UIF, Inc. - Emerging Markets Debt Portfolio .....            1,476    9.617372             14,195       0.00%      -3.83%

     UIF, Inc. - U.S. Real Estate Portfolio ..........            9,914    9.512323             94,305       0.00%      -4.88%

     Van Eck WIT -
       Worldwide Emerging Markets Fund ...............            4,680    7.724914             36,153       0.00%     -22.75%

     Van Eck WIT - Worldwide Hard Assets Fund ........              314    8.666521              2,721       0.00%     -13.33%
                                                              =========   =========        -----------
                                                                                           $18,195,517
                                                                                           ===========


* This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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                                       55
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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE:  ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220



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